Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	US CONCRETE INC
Entity Central Index Key	0001073429
Trading Symbol	USCR
Current Fiscal Year End Dates	--12-31
Entity Filer Category	Smaller Reporting Company
Document Type	S-4
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 4,751	$ 4,229
Trade accounts receivable, net	84,034	82,195
Inventories	25,001	33,156
Deferred income taxes	2,835	4,573
Prepaid expenses	3,651	3,785
Other receivables	4,414	3,224
Other current assets	3,080	2,738
Total current assets	127,766	133,900
Property, plant and equipment, net	120,871	126,225
Goodwill	10,717	1,481
Purchased intangible assets, net	15,033	0
Other assets	5,337	8,048
Total assets	279,724	269,654
Current liabilities:
Current maturities of long-term debt	1,861	615
Accounts payable	48,880	46,749
Accrued liabilities	36,430	31,233
Derivative liabilities	22,030	2,305
Total current liabilities	109,201	80,902
Long-term debt, net of current maturities	61,598	60,471
Other long-term obligations and deferred credits	13,114	6,547
Deferred income taxes	3,287	5,654
Total liabilities	187,200	153,574
Commitments and contingencies (Note 23)
Equity:
Preferred stock, $0.001 par value per share (10,000 shares authorized; none issued)	0	0
Common stock, $0.001 par value per share (100,000 shares authorized; 13,358 and 12,867 shares issued and outstanding as of December 31, 2012 and 2011, respectively)	13	13
Additional paid-in capital	136,451	133,939
Accumulated deficit	(43,196)	(17,457)
Cost of treasury stock (118 and 60 common shares as of December 31, 2012 and 2011, respectively)	(744)	(415)
Total equity	92,524	116,080
Total liabilities and equity	$ 279,724	$ 269,654

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, authorized (in shares)	10,000,000	10,000,000
Preferred stock, issued (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, authorized (in shares)	100,000,000	100,000,000
Common stock, issued (in shares)	13,358,000	12,867,000
Common stock, outstanding (in shares)	13,358,000	12,867,000
Treasury stock, at cost (in shares)	118,000	60,000

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Revenue	$ 531,047	$ 445,804
Cost of goods sold before depreciation, depletion and amortization	455,825	393,719
Selling, general and administrative expenses	58,978	49,152
Depreciation, depletion and amortization	15,676	18,586
Gain on sale of assets	(649)	(1,221)
Income (loss) from operations	1,217	(14,432)
Interest expense, net	(11,344)	(11,057)
Loss on early extinguishment of debt	(2,630)	0
Derivative (loss) income	(19,725)	13,422
Other income, net	2,973	1,138
Loss from continuing operations before income taxes	(29,509)	(10,929)
Income tax benefit	(3,760)	(779)
Loss from continuing operations	(25,749)	(10,150)
Income (loss) from discontinued operations, net of taxes	10	(1,553)
Net loss	$ (25,739)	$ (11,703)
Loss per share:
Loss per share (in dollars per share):	$ (2.11)	$ (0.84)
Income (loss) from discontinued operations, net of income tax (in dollars per share)	$ 0	$ (0.13)
Net loss per share - basic and diluted (in dollars per share)	$ (2.11)	$ (0.97)
Weighted average shares outstanding:
Basic and diluted (in shares)	12,203	12,029

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, unless otherwise specified	Total	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Treasury Stock
Balance at Dec. 31, 2010	$ 126,133	$ 12	$ 131,875	$ (5,754)
Balance (in shares) at Dec. 31, 2010		11,928
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	2,065	1	2,064
Restricted stock unit vesting (in shares)		164
Restricted stock grants (in shares)		835
Purchase of treasury shares (in shares)		(60)
Purchase of treasury shares	(415)				(415)
Net loss	(11,703)			(11,703)
Balance at Dec. 31, 2011	116,080	13	133,939	(17,457)	(415)
Balance (in shares) at Dec. 31, 2011	12,867	12,867
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	2,512		2,512
Restricted stock unit vesting (in shares)		117
Restricted stock grants (in shares)		432
Purchase of treasury shares (in shares)		(58)
Purchase of treasury shares	(329)				(329)
Net loss	(25,739)
Balance at Dec. 31, 2012	$ 92,524	$ 13	$ 136,451	$ (43,196)	$ (744)
Balance (in shares) at Dec. 31, 2012	13,358	13,358

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (25,739)	$ (11,703)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation, depletion and amortization	16,328	19,662
Debt issuance cost amortization	4,089	3,723
Amortization of discount on long-term incentive plan and other accrued interest	104	0
Loss on extinguishment of debt	2,630	0
Amortization of facility exit costs	(89)	0
Net gain on sale of assets	(2,803)	(1,221)
Net loss (gain) on derivative	19,725	(13,422)
Deferred income taxes	(4,014)	374
Provision for doubtful accounts	1,304	1,970
Facility exit costs	358	0
Stock-based compensation	2,512	2,065
Changes in assets and liabilities, excluding effects of acquisitions:
Accounts receivable	(4,858)	(9,631)
Inventories	(209)	(3,460)
Prepaid expenses and other current assets	(2,405)	879
Other assets and liabilities, net	(338)	(152)
Accounts payable and accrued liabilities	4,127	9,372
Net cash provided by (used in) operating activities	10,722	(1,544)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment	(8,405)	(6,361)
Payments for acquisitions	(28,578)	(250)
Proceeds from disposals of property, plant and equipment	5,155	2,682
Proceeds from disposals of business units	27,022	0
Net cash used in investing activities	(4,806)	(3,929)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from borrowings	172,546	150,239
Repayments of borrowings	(174,509)	(143,442)
Debt issuance costs	(1,825)	(375)
Payments for seller financed debt and joint venture	(1,277)	(1,595)
Purchase of treasury shares	(329)	(415)
Net cash (used in) provided by financing activities	(5,394)	4,412
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	522	(1,061)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	4,229	5,290
CASH AND CASH EQUIVALENTS AT END OF PERIOD	4,751	4,229
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest	7,258	7,180
Cash paid for income taxes	$ 263	$ 324

ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
 ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations

Our Company, a Delaware corporation, provides ready-mixed concrete, aggregates and concrete-related products and services to the construction industry in several major markets in the United States. U.S. Concrete, Inc. is a holding company and conducts its businesses through its consolidated subsidiaries.  In these notes to consolidated financial statements, or these Notes, we refer to U.S. Concrete, Inc. and its subsidiaries as “we,” “us,” “the Company,” or “U.S. Concrete” unless we specifically state otherwise or the context indicates otherwise.

Basis of Presentation

The consolidated financial statements consist of the accounts of U.S. Concrete, Inc. and its wholly owned subsidiaries. All significant intercompany account balances and transactions have been eliminated.

On August 20, 2012, we completed the sale of substantially all of the Company's California precast operations to Oldcastle Precast, Inc., or Oldcastle (see Note 2). The results of operations for these units have been included in discontinued operations for the periods presented.

On September 14, 2012, we purchased four ready-mixed concrete plants and related assets and inventory from Colorado River Concrete L.P., Cindy & Robin Concrete, L.P. and E&R Artecona Family Limited Partnership, collectively CRC (see Note 2). Accordingly, all of the assets acquired were recorded at their respective fair values as of the date of the acquisition, and the results of operations are included in the consolidated financial statements from the date of acquisition.

On October 30, 2012, we completed the acquisition of all the outstanding equity interests of Bode Gravel Co., a California subchapter S corporation, or Bode Gravel, and Bode Concrete LLC, a California limited liability company, or Bode Concrete, and, together with Bode Gravel, the Bode Companies, pursuant to an equity purchase agreement (see Note 2). Accordingly, all of the assets acquired and liabilities assumed were recorded at their respective fair values as of the date of the acquisition, and the results of operations are included in the consolidated financial statements from the date of acquisition.

On December 17, 2012, we completed the sale of substantially all of our assets associated with our Smith Precast operations, or Smith, located in Phoenix, Arizona, to Jensen Enterprises, Inc., or Jensen (see Note 2). The results of operations for this unit have been included in discontinued operations for the periods presented.

Cash and Cash Equivalents

We record as cash equivalents all highly liquid investments having maturities of three months or less at the date of purchase. Cash held as collateral or escrowed for contingent liabilities is included in other current and noncurrent assets based on the expected release date of the underlying obligation. As of December 31, 2012 our cash balances, excluding de minimus petty cash funds, were held in bank accounts which were fully insured by the Federal Deposit Insurance Corporation, or FDIC.

Inventories

Inventories consist primarily of cement and other raw materials, aggregates at our pits and quarries, precast concrete products and building materials that we hold for sale or use in the ordinary course of business. Inventories are stated at the lower of cost or fair market value using the average cost and first-in, first-out methods. We reduce the carrying value of our inventories for estimated excess and obsolete inventories equal to the difference between the cost of inventory and its estimated realizable value based upon assumptions about future product demand and market conditions. Once the new cost basis is established, the value is not increased with any changes in circumstances that would indicate an increase after the remeasurement. If actual product demand or market conditions are less favorable than those projected by management, inventory write-downs may be required that could result in a material change to our consolidated results of operations or financial position.

Prepaid Expenses

Prepaid expenses primarily include amounts we have paid for insurance, licenses, taxes, rent and maintenance contracts. We expense or amortize all prepaid amounts as used or over the period of benefit, as applicable.

Property, Plant and Equipment, Net

We state property, plant and equipment at cost and use the straight-line method to compute depreciation of these assets other than mineral deposits over the following estimated useful lives: buildings and land improvements, from 10 to 40 years; machinery and equipment, from 10 to 30 years; mixers, trucks and other vehicles, from one to 12 years; and other, from three to 10 years. We capitalize leasehold improvements on properties held under operating leases and amortize those costs over the lesser of their estimated useful lives or the applicable lease term.  We compute depletion of mineral deposits as such deposits are extracted utilizing the units-of-production method. We expense maintenance and repair costs when incurred and capitalize and depreciate expenditures for major renewals and betterments that extend the useful lives of our existing assets.  When we retire or dispose of property, plant or equipment, we remove the related cost and accumulated depreciation from our accounts and reflect any resulting gain or loss in our statements of operations.

Impairment of Long-lived assets

We evaluate the recoverability of our long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets is measured by comparing the carrying amount of an asset to future undiscounted net cash flows expected to be generated by the asset. Such evaluations for impairment are significantly impacted by estimates of future prices for our products, capital needs, economic trends in the applicable construction sector and other factors.  If we consider such assets to be impaired, the impairment we recognize is measured by the amount by which the carrying amount of the assets exceeds their fair value.  Assets to be disposed of by sale are reflected at the lower of their carrying amounts, or fair values, less cost to sell. We test for impairment using a multi-tiered approach that incorporates an equal weighting to a multiple of earnings and an equal weighting to discounted estimated future cash flows.

Intangible Assets Including Goodwill

Identifiable intangible assets with finite lives are amortized over their estimated useful lives. They are amortized on a straight-line approach based on the estimated useful life of each asset. Goodwill represents the amount by which the total purchase price we have paid for acquisitions exceeds our estimated fair value of the net tangible and identifiable intangible assets acquired.  Goodwill is not amortized, but is evaluated for impairment within the reporting unit on an annual basis. We generally test for intangible asset impairment in the fourth quarter of each year, because this period gives us the best visibility of the reporting units’ operating performances for the current year (seasonally, April through October are our highest revenue and production months), and our outlook for the upcoming year, since much of our customer base is finalizing operating and capital budgets during the fourth quarter.  The impairment test we use involves estimating the fair value of our reporting units and comparing the result to the reporting unit's carrying value. We estimate fair value using an equally weighted combination of discounted cash flows and multiples of revenue and EBITDA. The discounted cash flow model includes forecasts for revenue and cash flows discounted at our weighted average cost of capital. Multiples of revenue and EBITDA are calculated using the trailing twelve months results compared to the enterprise value of the Company, which is determined based on the combination of the market value of our capital stock and total outstanding debt. If the fair value exceeds the carrying value, the second step is not performed and no impairment is recorded. If however, the fair value is below the carrying value, a second step is performed to calculate the amount of the impairment by measuring the goodwill at an implied fair value. See Note 4 for further discussion of our goodwill and purchased intangible assets.

Debt Issue Costs

We amortize debt issue costs related to our $80.0 million asset-based revolving credit facility, or 2012 Revolving Facility, and our 9.5% Convertible Secured Notes due 2015, or Convertible Notes, as interest expense over the scheduled maturity period of the debt. Unamortized debt issuance costs were $4.2 million and $7.2 million as of December 31, 2012 and 2011, respectively. We include unamortized debt issue costs in other assets. See Note 9 for additional information regarding our debt, and Note 10 regarding our extinguishment of debt during 2012.

Allowance for Doubtful Accounts

We provide an allowance for accounts receivable we believe may not be collected in full. A provision for bad debt expense recorded to selling, general and administrative expenses increases the allowance.  Accounts receivable are written off when we determine the receivable will not be collected.  Accounts receivable that we write off our books decrease the allowance.  We determine the amount of bad debt expense we record each period and the resulting adequacy of the allowance at the end of each period by using a combination of historical loss experience, a customer-by-customer analysis of our accounts receivable balances each period and subjective assessments of our bad debt exposure.

Revenue and Expenses

We derive substantially all of our revenue from the production and delivery of ready-mixed concrete, aggregates, precast concrete products, and related building materials.  We recognize revenue, net of sales tax, when products are delivered, selling price is fixed or determinable, pursuasive evidence of an arrangement exists, and collection is reasonably assured.  Amounts billed to customers for delivery costs are classified as a component of total revenues and the related delivery costs (excluding depreciation) are classified as a component of total cost of goods sold. Cost of goods sold consists primarily of product costs and operating expenses (excluding depreciation, depletion and amortization).  Operating expenses consist primarily of wages, benefits, insurance and other expenses attributable to plant operations, repairs and maintenance, and delivery costs.  Selling expenses consist primarily of sales commissions, salaries of sales managers, travel and entertainment expenses, and trade show expenses. General and administrative expenses consist primarily of executive and administrative compensation and benefits, office rent, utilities, communication and technology expenses, provision for doubtful accounts, and legal and professional fees.

Deferred Rent

We recognize escalating lease payments on a straight-line basis over the term of each respective lease with the difference between cash payment and rent expense recognized being recorded as deferred rent (included in accrued liabilities) in the accompanying consolidated balance sheets.

Insurance Programs

We maintain third-party insurance coverage against certain risks. Under our insurance programs, we share the risk of loss with our insurance underwriters by maintaining high deductibles subject to aggregate annual loss limitations.  In connection with these automobile, general liability and workers’ compensation insurance programs, we have entered into standby letters of credit agreements totaling $12.2 million at December 31, 2012.  We fund our deductibles and record an expense for losses we expect under the programs.  We determine expected losses using a combination of our historical loss experience and subjective assessments of our future loss exposure.  The estimated losses are subject to uncertainty from various sources, including changes in claim reporting patterns, claim settlement patterns, judicial decisions, legislation and economic conditions.  The amounts accrued for self-insured claims were $9.0 million as of December 31, 2012 and $9.9 million as of December 31, 2011.  We include these accruals in accrued liabilities.

Income Taxes

We use the liability method of accounting for income taxes. Under this method, we record deferred income taxes based on temporary differences between the financial reporting and tax bases of assets and liabilities and use enacted tax rates and laws that we expect will be in effect when we recover those assets or settle those liabilities, as the case may be, to measure those taxes.  We record a valuation allowance to reduce the deferred tax assets to the amount that is more likely than not to be realized.  We have a valuation allowance of $44.9 million and $38.8 million as of December 31, 2012 and 2011, respectively.

Fair Value of Financial Instruments

Our financial instruments consist of cash and cash equivalents, trade receivables, trade payables, long-term debt, other long-term obligations, and derivative liabilities.  We consider the carrying values of cash and cash equivalents, trade receivables and trade payables to be representative of their respective fair values because of their short-term maturities or expected settlement dates.  The carrying value of outstanding amounts under our 2012 Revolving Facility approximates fair value due to the floating interest rate, and the fair value of our Convertible Notes was approximately $68.8 million at December 31, 2012. The fair value of the embedded derivative in our Convertible Notes that was bifurcated and separately valued was $17.2 million at December 31, 2012 and the fair value of issued Warrants was $4.9 million at the same date. The fair value of our long-term incentive plan associated with the acquisition of the Bode Companies was $7.0 million at December 31, 2012. See Note 11 to our consolidated financial statements for further information regarding our derivative liabilities, Note 12 regarding our other long-term obligations, and Note 13 regarding our fair value disclosures.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America, or U.S. GAAP, requires the use of estimates and assumptions by management in determining the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.  Estimates and assumptions that we consider significant in the preparation of our financial statements include those related to our allowance for doubtful accounts, goodwill, intangibles, accruals for self-insurance, income taxes, the valuation of inventory and the valuation and useful lives of property, plant and equipment.

Stripping Costs

We include post-production stripping costs in the cost of inventory produced during the period these costs are incurred. Post-production stripping costs represent stripping costs incurred after the first salable minerals are extracted from the mine.

Loss Per Share

Basic earnings (loss) per share is computed by dividing net income (loss) by the weighted average number of common shares outstanding during the period. Diluted earnings (loss) per share is computed by dividing net income (loss) by the weighted average number of common shares outstanding during the period after giving effect to all potentially dilutive securities outstanding during the period. See Note 19 for additional information regarding our earnings (loss) per share.

Comprehensive Income

Comprehensive income represents all changes in equity of an entity during the reporting period, except those resulting from investments by and distributions to stockholders. For the years ended December 31, 2012 and December 31, 2011, no differences existed between our consolidated net income and our consolidated comprehensive income.

Stock-based Compensation

Stock-based employee compensation cost is measured at the grant date based on the calculated fair value of the award. We recognize expense over the employee’s requisite service period, generally the vesting period of the award, or in the case of performance-based awards, over the life of the derived service period. The related excess tax benefit received upon exercise of stock options or vesting of restricted stock, if any, is reflected in the statement of cash flows as a financing activity rather than an operating activity. See Note 18 for additional information regarding our stock-based compensation plans.

Recent Accounting Pronouncements

In July 2012, the Financial Accounting Standards Board, or the FASB, issued an amendment to its indefinite-lived intangible assets impairment testing guidance to simplify how entities test for indefinite-lived intangible asset impairments. The objective of the amendment is to reduce cost and complexity by providing an entity with the option to make a qualitative assessment about the likelihood that an indefinite-lived intangible asset is impaired to determine whether it should perform a quantitative impairment test. The amendment also enhances the consistency of impairment testing guidance amount long-lived asset categories by permitting an entity to assess qualitative factors to determine whether it is necessary to calculate the asset's fair value when testing an indefinite-lived intangible asset for impairment, which is equivalent to the impairment testing requirements for other long-lived assets. The amendment is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, although early adoption is permitted. The Company does not expect the adoption of this guidance on the first day of fiscal year 2013 to have a material impact on the Consolidated Financial Statements.

In September 2011, the FASB issued authoritative accounting guidance related to “Disclosures about an Employer's Participation in a Multiemployer Plan,” which amended existing authoritative accounting guidance related to “Compensation-Retirement Benefits-Multiemployer Plans.” The update requires additional disclosures regarding the significant multiemployer plans in which an employer participates, the level of an employer's participation including contributions made, and whether the contributions made represent more than five percent of the total contributions made to the plan by all contributing employers. The expanded disclosures also address the financial health of significant multiemployer plans including the funded status and existence of funding improvement plans, the existence of imposed surcharges on contributions to the plan, as well as the nature of employer commitments to the plan. The guidance was effective for annual periods for fiscal years ending after December 15, 2011. The amendments have been applied for all prior periods presented. See Note 24 for this disclosure.

In September 2011, the FASB issued authoritative accounting guidance, which relates to testing goodwill for impairment and amends current guidance to simplify how entities test goodwill for impairment. The guidance permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in existing authoritative accounting guidance. Under this amendment, an entity is not required to calculate the fair value of a reporting unit unless the entity determines that it is more likely than not that its fair value is less than its carrying amount. This pronouncement became effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The adoption of this guidance did not have a material effect on our consolidated financial statements.

ACQUISITIONS, DISPOSITIONS AND ASSETS HELD FOR SALE	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
ACQUISITIONS, DISPOSITIONS AND ASSETS HELD FOR SALE
 ACQUISITIONS, DISPOSITIONS AND ASSETS HELD FOR SALE

Sale of California Precast Operations

On August 2, 2012, we executed a definitive asset purchase agreement to sell substantially all of the Company's California precast operations to Oldcastle for $21.3 million in cash, plus net working capital adjustments. The assets purchased by Oldcastle included certain facilities, fixed assets, and working capital items. The transaction was completed on August 20, 2012. The results of operations for these units have been included in discontinued operations for the periods presented.

In conjunction with the Oldcastle agreement, we also entered into certain sublease and license agreements with Oldcastle for certain land and property that is leased or owned by us. As the sublease and license agreements provide payment for the full amount of our obligation under the leases, we did not record any liability for exit obligations associated with these agreements.

Purchase of Colorado River Concrete Assets

On September 14, 2012, we purchased four ready-mixed concrete plants and related assets and inventory from CRC in our west Texas market for $2.4 million in cash and a $1.9 million promissory note at an annual interest rate of 4.5%, which will be paid in twenty-four equal monthly installments beginning in January 2013. The purchase of these assets allows us to expand our business in two of our major markets; west Texas and north Texas. We acquired plant and equipment valued at $3.2 million, inventory valued at $0.2 million, and goodwill valued at $1.0 million. No liabilities were assumed in the purchase. The goodwill ascribed to the purchase is related to the synergies we expect to achieve with expansion of these areas in which we already operate. We expect the goodwill to be deductible for tax purposes.

Purchase of Bode Gravel and Bode Concrete Equity Interests

On October 30, 2012, we completed the acquisition of all the outstanding equity interests of the Bode Companies pursuant to an equity purchase agreement, dated October 17, 2012. Bode Gravel and Bode Concrete operated two ready-mixed concrete plants, one new portable plant, and 41 mixer trucks in the San Francisco area and produced approximately 243,000 cubic yards of ready-mix concrete in 2011. The purchase price for the acquisition, which is subject to specified post-closing adjustments, was $24.5 million in cash, plus working capital and closing adjustments of $1.6 million, plus potential earn-out payments, contingent upon reaching negotiated volume hurdles, with an aggregate present value of up to $7.0 million in cash payable over a six-year period, resulting in total consideration fair value of $33.1 million. We funded the acquisition from cash on hand and borrowings under our 2012 Credit Facility.

The assets acquired and liabilities assumed at the acquisition date based upon their respective fair values are summarized below (in thousands):

Bode Companies
October 30, 2012
Accounts receivable	$7,194
Inventory	156
Property, plant and equipment	9,284
Customer relationships	13,500
Trade name	1,300
Backlog	800
Other assets	245
Assets acquired	$32,479
Accounts payable	2,920
Accrued expenses	1,329
Deferred tax liability	3,385
Long-term incentive plan	7,000
Liabilities assumed	$14,634
Goodwill	8,254
Net assets acquired	$26,099

The purchase price allocation has been prepared and recorded on a preliminary basis and may change as additional information becomes available regarding the fair value and tax basis of the assets and liabilities acquired. Changes to the purchase price allocation will be made as soon as practical, but no later than one year from the acquisition date of October 30, 2012. The excess of purchase price over the fair values of the assets acquired and liabilities assumed represents the goodwill resulting from the acquisition. The goodwill ascribed to the purchase is related to the synergies we expect to achieve, as well as expansion of our business in the San Francisco, California area in which we already operate. We expect a portion of the goodwill to be deductible for tax purposes. See Note 4 for additional information regarding the goodwill and finite-lived intangible assets. See Note 12 for additional information regarding the long-term incentive plan. See Note 17 for additional information regarding income taxes.

The following unaudited pro forma information presents the combined financial results for the years ended December 31, 2012 and 2011 as if the acquisition had been completed on January 1, 2011 (in thousands, except per share information):

	For the year ended December 31,
	(unaudited)
	2012	2011
Revenue from continuing operations	$563,706	$477,778
Net loss	$(23,966)	$(11,858)

Loss per share, basic and diluted	$(1.96)	$(0.99)

The above pro forma results were prepared based on the historical GAAP results of the Company and the Bode Companies, and are not necessarily indicative of what the Company's actual results would have been had the transaction occurred on January 1, 2011. The unaudited pro forma net loss and net loss per share amounts above reflect an adjustment for inclusion of an additional $0.9 million and $2.3 million in amortization of intangibles for the years ended December 31, 2012 and 2011, respectively; exclusion of $0.6 million for severance and related costs for former employees of the Bode Companies; and exclusion of $0.3 million of legal costs incurred by the Company in 2012 related to the acquisition. The unaudited pro forma results do not reflect any operational efficiencies or potential cost savings that may occur as a result of consolidation of the operations.

Sale of Smith Precast Operations

On December 17, 2012, we completed the sale of substantially all of our assets associated with Smith located in Phoenix, Arizona, to Jensen for $4.3 million in cash and the assumption of certain obligations. The assets purchased by Jensen included certain facilities, fixed assets, and working capital items. In addition, Jensen assumed the obligations of a capital lease previously held by Smith. The results of operations for this unit have been included in discontinued operations for the periods presented.

Other

In October 2006, we acquired certain aggregates product related assets located in New Jersey. As a condition of the purchase agreement, additional consideration would be due if we were able to receive permits that allowed us to mine the minerals from certain areas. In April 2012, we obtained the permits necessary to allow us to mine this area of property. Accordingly, we accrued $1.4 million in additional purchase consideration during the quarter ended June 30, 2012. On October 5, 2012, we signed an agreement with the seller to pay a total of $1.0 million in lieu of the $1.4 million contractual payment due to a lower volume of aggregate assets available to mine than originally contemplated in the agreement. We signed a promissory note for the $1.0 million settlement, payable in eight equal quarterly installments which began in November 2012 at an annual interest rate of 2.5%. We made cash payments on the promissory notes of approximately $0.1 million during the year ended December 31, 2012.

During the third quarter of 2012, we made the decision to sell certain of our land and buildings in northern California and classified these assets as held for sale. These assets were recorded at the estimated fair value less costs to sell, which approximated net book value of $2.6 million. This transaction closed during the fourth quarter of 2012 and we received $3.2 million in proceeds. Accordingly, we recorded a gain on sale of assets of $0.6 million, which is included in our statement of operations for the year ended December 31, 2012.

In April 2011, we purchased the assets of a one-plant ready-mixed concrete operation in our west Texas market for $0.2 million in cash. In October 2010, we acquired three ready-mixed concrete plants and related assets in our west Texas market for approximately $3.0 million, plus the value of the inventory on hand at closing. We made cash payments of $0.4 million at closing and issued promissory notes for the remaining $2.6 million at an annual interest rate of 5%. We made cash payments on these notes of approximately $0.4 million during the year ended December 31, 2012.

During the second quarter of 2010, we made the decision to dispose of some of our transport equipment in northern California, and classified these assets as held for sale. These assets were recorded at the estimated fair value less costs to sell of approximately $0.8 million. In March 2011, we completed the sale of our transport equipment for approximately $0.9 million.

In August 2010, we entered into a redemption agreement to have our 60% interest in our Michigan subsidiary, Superior Materials Holdings, LLC, or Superior, redeemed by Superior. At the closing of the redemption on September 30, 2010, the Company and certain of our subsidiaries paid $640,000 in cash and issued a $1.5 million promissory note to Superior as partial consideration for certain indemnifications and other consideration provided by the minority owner and their new joint venture partner pursuant to the redemption agreement. In each of January 2011 and January 2012, we made payments of $750,000 to complete payment of the promissory note.

The pro forma impacts of our 2012 and 2011 acquisitions, excluding the Bode Companies, have not been included as they were immaterial to our financial statements individually and in the aggregate.

DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

As disclosed in Note 2, we completed the sale of our California and Arizona precast units in August 2012 and December 2012, respectively. We have presented the results of operations for all periods as discontinued operations.

The results of discontinued operations included in the accompanying consolidated statements of operations were as follows (in thousands):

	Year Ended December 31, 2012	Year Ended December 31, 2011
Revenue	$34,055	$49,204
Depreciation, depletion and amortization, or DD&A	(652)	(1,076)
Operating expenses, excluding DD&A, and other income	(35,553)	(49,684)
Loss from discontinued operations	(2,150)	(1,556)
Gain on disposal of assets	2,154	—
Income (loss) from discontinued operations, before income taxes	4	(1,556)
Income tax benefit	6	3
Income (loss) from discontinued operations	$10	$(1,553)

Below is a summary of the assets and liabilities from our California precast operations on the date of sale with comparable balances as of December 31, 2011 (in thousands):

	August 20,	December 31,
	2012	2011
Cash and cash equivalents	$85	$317
Trade accounts receivable, net	7,864	8,742
Inventories	7,090	6,870
Property, plant and equipment, net	6,965	7,203
Other assets	674	482
Total assets	$22,678	$23,614

Accounts payable	$2,062	$3,412
Accrued liabilities	596	1,819
Total liabilities	$2,658	$5,231

Trade accounts receivable was net of allowances of $41 thousand and $0.1 million as of August 20, 2012 and December 31, 2011, respectively. Property, plant and equipment was net of accumulated depreciation of $1.4 million and $1.1 million as of August 20, 2012 and December 31, 2011, respectively.

Below is a summary of the assets and liabilities from our Smith operations on the date of sale with comparable balances as of December 31, 2011(in thousands):

	December 17,	December 31,
	2012	2011
Cash and cash equivalents	$—	$2
Trade accounts receivable, net	1,045	1,125
Inventories	1,642	2,003
Property, plant and equipment, net	1,365	1,393
Other assets	—	89
Total assets	$4,052	$4,612

Current maturities of long-term debt	$156	$147
Accounts payable	463	539
Accrued liabilities	98	139
Long-term debt	137	293
Total liabilities	$854	$1,118

Trade accounts receivable was net of allowances of $31 thousand and $0.1 million as of December 17, 2012 and December 31, 2011, respectively. Property, plant and equipment was net of accumulated depreciation of $0.5 million and $0.3 million as of December 17, 2012 and December 31, 2011, respectively.

GOODWILL AND PURCHASED INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND PURCHASED INTANGIBLE ASSETS, NET
GOODWILL AND PURCHASED INTANGIBLE ASSETS, NET

Goodwill

We record as goodwill the amount by which the total purchase price we pay in our acquisition transactions exceeds our estimated fair value of the identifiable net assets we acquire. We test goodwill for impairment on an annual basis, or more often if events or circumstances indicate that there may be impairment.  We generally test for goodwill impairment in the fourth quarter of each year, because this period gives us the best visibility of the reporting units’ operating performances for the current year (seasonally, April through October are our highest revenue and production months) and our outlook for the upcoming year, since much of our customer base is finalizing operating and capital budgets during the fourth quarter.  The impairment test we use involves estimating the fair value of our reporting units and comparing the result to the reporting unit's carrying value. We estimate fair value using an equally weighted combination of discounted cash flows and multiples of revenue and EBITDA. The discounted cash flow model includes forecasts for revenue and cash flows discounted at our weighted average cost of capital. Multiples of revenue and EBITDA are calculated using the trailing twelve months results compared to the enterprise value of the Company, which is determined based on the combination of the market value of our capital stock and total outstanding debt.

We acquired three ready-mix concrete plants during October 2010 and four ready mix concrete plants during September 2012 which resulted in the recording of approximately $1.5 million and $1.0 million of goodwill, respectively, for our west Texas operations. We also acquired two ready-mixed concrete plants, one new portable plant, and 41 mixer trucks in the San Francisco area during October 2012 which resulted in the recording of approximately $8.2 million of goodwill. We completed our annual assessment of impairment during the fourth quarter of 2012, and there was no impairment.

All goodwill relates to our ready-mixed concrete reportable segment. The change in goodwill from January 1, 2011 to December 31, 2012 is as follows (in thousands):

Total
Balance at January 1, 2011:
Goodwill	$1,481
Accumulated impairment	—
Balance at December 31, 2011	$1,481

Balance on January 1, 2012:
Goodwill	$1,481
Accumulated impairment	—
1,481
Acquisitions (See Note 2)	9,236
Balance at December 31, 2012	$10,717

Intangible Assets

Our intangible assets, which were fair valued and recorded as part of the acquisition of the Bode Companies, completed on October 30, 2012, are as follows (in thousands) as of December 31, 2012:

	Gross	Accumulated Amortization	Net	Weighted Average Remaining Life (in years)
Customer relationships	$13,500	$(225)	$13,275	9.83
Trade name	1,300	(22)	1,278	9.83
Backlog	800	(320)	480	0.25
Total intangible assets	$15,600	$(567)	$15,033	9.52

The values of the customer relationships and trade name are being amortized over a 10 year period from the date of acquisition. The backlog is being amortized over a period of five months from the date of acquisition. We recorded $0.6 million of amortization on our intangibles for the year ended December 31, 2012, which is included in our consolidated statement of operations.

The estimated remaining amortization of our finite-lived intangible assets as of December 31, 2012, is as follows (in thousands):

Total for year
2013	$1,960
2014	1,480
2015	1,480
2016	1,480
2017	1,480
Thereafter	7,153
Total	$15,033

INVENTORIES	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
INVENTORIES
INVENTORIES

Inventory at December 31 consists of the following (in thousands):

	December 31, 2012	December 31, 2011
Raw materials	$22,082	$22,936
Precast products	—	6,772
Building materials for resale	1,645	1,992
Other	1,274	1,456
	$25,001	$33,156

PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

A summary of property, plant and equipment is as follows (in thousands):

	December 31, 2012	December 31, 2011
Land and mineral deposits	$41,922	$43,108
Buildings and improvements	12,922	14,069
Machinery and equipment	65,448	62,100
Mixers, trucks and other vehicles	36,100	31,138
Other, including construction in progress	2,752	879
	159,144	151,294
Less: accumulated depreciation and depletion	(38,273)	(25,069)
	$120,871	$126,225

As of December 31, the net carrying amounts of mineral deposits were $13.2 million in 2012 and $12.9 million in 2011.

ALLOWANCE FOR DOUBTFUL ACCOUNTS	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
ALLOWANCE FOR DOUBTFUL ACCOUNTS
ALLOWANCE FOR DOUBTFUL ACCOUNTS

Activity in our allowance for doubtful accounts receivable consists of the following (in thousands):

	December 31, 2012	December 31, 2011
Balance, beginning of period	$2,537	$567
Provision for doubtful accounts	1,304	1,970
Uncollectible receivables written off, net of recoveries	(1,473)	—
Balance, end of period	$2,368	$2,537

ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
ACCRUED LIABILITIES
 ACCRUED LIABILITIES

A summary of accrued liabilities is as follows (in thousands):

	December 31, 2012	December 31, 2011
Accrued insurance reserves	$9,816	$10,649
Accrued compensation and benefits	7,381	4,496
Accrued materials	5,745	4,907
Accrued property, sales and other taxes	4,632	4,251
Accrued rent	1,904	1,933
Accrued interest	547	664
Other	6,405	4,333
	$36,430	$31,233

DEBT	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
DEBT
 DEBT

A summary of our debt and capital leases is as follows (in thousands):

	December 31, 2012	December 31, 2011
Senior secured credit facility due 2015	$13,300	$—
Senior secured credit facility due 2014	—	15,116
Convertible secured notes due 2015, net of discount	46,142	43,844
Notes payable and other financing	4,017	1,687
Capital leases	—	439
	63,459	61,086
Less: current maturities	1,861	615
Total long-term debt	$61,598	$60,471

The carrying value of outstanding amounts under our 2012 Revolving Facility and 2010 Credit Agreement (as defined below) approximates fair value due to the floating interest rate, and the fair value of our Convertible Notes was approximately $68.8 million, including the embedded derivative of $17.2 million, at December 31, 2012, and was $53.8 million, including the embedded derivative of $1.6 million, at December 31, 2011. The weighted average interest rate for the 2012 Credit Agreement was 4.08% as of December 31, 2012. The weighted average interest rate for the Convertible Notes was 17.38% as of December 31, 2012.

The principal amounts due under our debt agreements as of December 31, 2012, for the next five years are as follows (in thousands):

Year ending December 31,
2013	$1,861
2014	1,807
2015	68,649
2016	—
2017	—
Later years	—
$72,317

Senior Secured Credit Facility due 2015

On August 31, 2012, we and certain of our subsidiaries entered into a Loan and Security Agreement, or the 2012 Credit Agreement, with certain financial institutions named therein, as lenders, or the Lenders, and Bank of America, N.A. as agent and sole lead arranger, or the Administrative Agent, which provides for an $80.0 million asset-based revolving credit facility, referred to as the 2012 Revolving Facility. The 2012 Credit Agreement expires on July 1, 2015 and may be prepaid from time to time without penalty or premium. As of December 31, 2012, we had $13.3 million of outstanding borrowings and $12.2 million of undrawn standby letters of credit under the 2012 Revolving Facility. As of December 31, 2012, we had net borrowing availability of $52.4 million.

Our actual maximum credit availability under the 2012 Revolving Facility varies from time to time and is determined by calculating a borrowing base, which is based on the value of our eligible accounts receivable, inventory and vehicles, which serve as priority collateral on the facility, minus reserves imposed by the Lenders and other adjustments, all as specified in the 2012 Credit Agreement. The 2012 Credit Agreement also contains a provision for discretionary over-advances and involuntary protective advances by Lenders of up to $8 million in excess of the 2012 Revolving Facility commitments. The 2012 Credit Agreement provides for swingline loans, up to a $10 million sublimit, and letters of credit, up to a $30 million sublimit. The 2012 Credit Agreement also includes an uncommitted accordion feature of up to $45 million in the aggregate allowing for future incremental borrowings, subject to certain conditions, including the modification of the Indenture.

Advances under the 2012 Revolving Facility are in the form of either base rate loans or “LIBOR Loans” denominated in U.S. dollars. The interest rate for base rate loans denominated in U.S. dollars fluctuates and is equal to the greater of (a) Bank of America’s prime rate; (b) the Federal funds rate, plus 0.50%; or (c) the rate per annum for a 30 days interest period equal to the British Bankers Association LIBOR Rate, as published by Reuters at approximately 11:00 a.m. (London time) two business days prior (“LIBOR”), plus 1.0%; in each case plus 1.50%. The interest rate for LIBOR Loans denominated in U.S. dollars is equal to the rate per annum for the applicable interest period equal to LIBOR, plus 2.75%. Issued and outstanding letters of credit are subject to a fee equal to 2.75%, a fronting fee equal to 0.125% per annum on the stated amount of such letter of credit, and customary charges associated with the issuance and administration of letters of credit. Among other fees, we pay a commitment fee of 0.375% per annum (due monthly) on the aggregate unused revolving commitments under the 2012 Revolving Facility.

Up to $30 million of the 2012 Revolving Facility is available for the issuance of letters of credit, and any such issuance of letters of credit will reduce the amount available for loans under the 2012 Revolving Facility. Advances under the 2012 Revolving Facility are limited by a borrowing base of (a) 90% of the face amount of eligible accounts receivable (reduced to 85% under certain circumstances), plus (b) ) the lesser of (i) 55% of the value of eligible inventory or (ii) 85% of the product of (x) the net orderly liquidation value of inventory divided by the value of the inventory and (y) multiplied by the value of eligible inventory, and (c) the lesser of (i) $20.0 million or (ii) the sum of (A) 85% of the net orderly liquidation value (as determined by the most recent appraisal) of eligible trucks plus (B) 80% of the cost of newly acquired eligible trucks since the date of the latest appraisal of eligible trucks minus (C) 85% of the net orderly liquidation value of eligible trucks that have been sold since the latest appraisal date and 85% of the depreciation amount applicable to eligible trucks since the date of the latest appraisal of eligible trucks, minus (D) such reserves as the Administrative Agent may establish from time to time in its permitted discretion. The Administrative Agent may, in its permitted discretion, reduce the advance rates set forth above, adjust reserves or reduce one or more of the other elements used in computing the borrowing base.

The 2012 Credit Agreement contains usual and customary negative covenants for transactions of this type, including, but not limited to, restrictions on our ability to consolidate or merge; substantially change the nature of our business; sell, lease or otherwise transfer any of our assets; create or incur indebtedness; create liens; pay dividends; and make investments or acquisitions. The negative covenants are subject to certain exceptions as specified in the 2012 Credit Agreement. The 2012 Credit Agreement also requires that we, upon the occurrence of certain events, maintain a fixed charge coverage ratio of at least 1.0 to 1.0 for each period of twelve calendar months, as determined in accordance with the 2012 Credit Agreement. For the trailing twelve month period ended December 31, 2012, our fixed charge coverage ratio was 2.97 to 1.0. As of December 31, 2012 the Company was in compliance with all covenants.

The 2012 Credit Agreement also includes customary events of default, including, among other things, payment default, covenant default, breach of representation or warranty, bankruptcy, cross-default, material ERISA events, a change of control of the Company, material money judgments and failure to maintain subsidiary guarantees.

Senior Secured Credit Facility due 2014

Simultaneously with entering into the 2012 Credit Agreement referenced above, we terminated the credit agreement that governed our Senior Secured Credit Facility due 2014, or the 2010 Credit Agreement, which previously provided for a $75.0 million asset-based revolving credit facility. See Note 10 for additional information.

Convertible Secured Notes due 2015

On August 31, 2010, we issued $55.0 million aggregate principal amount of Convertible Notes pursuant to a subscription offering contemplated by the Plan of Reorganization, also referred to as our Plan.  The Convertible Notes are governed by the Indenture, dated as of August 31, 2010. Under the terms of the Indenture, the Convertible Notes bear interest at a rate of 9.5% per annum and will mature on August 31, 2015. Interest payments are payable quarterly in cash in arrears. Additionally, we recorded a discount of approximately $13.6 million related to an embedded derivative that was bifurcated and separately valued (see Note 11). This discount is being accreted over the term of the Convertible Notes and included in interest expense.

Under the terms of the Indenture, we are required to meet a consolidated secured debt ratio test (as defined in the Indenture), which could restrict our ability to borrow the amount available under the 2012 Credit Agreement. The maximum consolidated secured debt ratio, as of the last day of each fiscal month, is shown below:

Consolidated
Period	Secured Debt Ratio
April 1, 2012 — March 31, 2013	7.50 : 1.00
April 1, 2013 — March 31, 2014	7.00 : 1.00
April 1, 2014 — March 31, 2015	6.75 : 1.00
April 1, 2015 — and thereafter	6.50 : 1.00

The consolidated secured debt ratio is the ratio of (a) our consolidated total indebtedness (as defined in the Indenture) on the date of determination that constitutes the Convertible Notes, any other pari passu lien obligations and any indebtedness incurred under the 2012 Credit Agreement (including any letters of credit issued thereunder) to (b) the aggregate amount of consolidated cash flow (as defined in the Indenture) for our most recent four fiscal quarters available at the date of determination. Based on our consolidated cash flows for the four fiscal quarters ended December 31, 2012, our consolidated secured debt ratio was 3.22 to 1.00. In the event that we are not able to meet this ratio in the future, we would need to seek an amendment to the Indenture to provide relief from this covenant.

The Convertible Notes are convertible, at the option of the holder, at any time on or prior to maturity, into shares of our common stock, at an initial conversion rate of 95.23809524 shares of Common Stock per $1,000 principal amount of Convertible Notes (the “Conversion Rate”).  The Conversion Rate is subject to adjustment to prevent dilution resulting from stock splits, stock dividends, combinations or similar events.  In connection with any such conversion, holders of the Convertible Notes to be converted shall also have the right to receive accrued and unpaid interest on such Convertible Notes to the date of conversion (the “Accrued Interest”).  We may elect to pay the Accrued Interest in cash or in shares of Common Stock in accordance with the terms of the Indenture.

In addition, if a “Fundamental Change of Control” (as defined in the Indenture) occurs prior to the maturity date, in addition to any conversion rights the holders of Convertible Notes may have, each holder of Convertible Notes will have (i) a make-whole provision calculated as provided in the Indenture pursuant to which each holder may be entitled to additional shares of Common Stock upon conversion; which we refer to as the Make Whole Premium, and (ii) an amount equal to the interest on such Convertible Notes that would have been payable from the date of the occurrence of such Fundamental Change of Control; which we refer to as the Fundamental Change of Control Date, through the third anniversary of the Effective Date, plus any accrued and unpaid interest from the Effective Date to the Fundamental Change of Control Date (the amount in this clause (ii); which we refer to as the Make Whole Payment).  We may elect to pay the Make Whole Payment in cash or in shares of Common Stock.

If the closing price of the Common Stock exceeds 150% of the Conversion Price (defined as $1,000 divided by the Conversion Rate) then in effect for at least 20 trading days during any consecutive 30-days trading period, or the Conversion Event, we may provide, at our option, a written notice, or the Conversion Event Notice, of the occurrence of the Conversion Event to each holder of Convertible Notes in accordance with the Indenture.  Except as set forth in an Election Notice (as defined below), the right to convert Convertible Notes with respect to the occurrence of the Conversion Event shall terminate on the date that is 46 days following the date of the Conversion Event Notice, or the Conversion Termination Date, such that the holder shall have a 45-days period in which to convert its Convertible Notes up to the amount of the Conversion Cap (as defined below).  Any Convertible Notes not converted prior to the Conversion Termination Date as a result of the Conversion Cap shall be, at the holder’s election and upon written notice to the Company, or the Election Notice, converted into shares of Common Stock on a date or dates prior to the date that is 180 days following the Conversion Termination Date.  The “Conversion Cap” means the number of shares of Common Stock into which the Convertible Notes are convertible and that would cause the related holder to “beneficially own” (as such term is used in the Exchange Act) more than 9.9% of the Common Stock at any time outstanding.

Any Convertible Notes not otherwise converted prior to the Conversion Termination Date or specified for conversion in an Election Notice shall be redeemable, in whole or in part, at our election at any time prior to maturity at par plus accrued and unpaid interest thereon to the Conversion Termination Date.

The Indenture contains certain covenants that restrict our ability to, among other things,

•	incur additional indebtedness or issue disqualified stock or preferred stock;

•	pay dividends or make other distributions or repurchase or redeem our stock or subordinated indebtedness or make investments;

•	sell assets and issue capital stock of our restricted subsidiaries;

•	incur liens;

•	enter into transactions with affiliates; and

•	consolidate, merge or sell all or substantially all of our assets.

The Convertible Notes are guaranteed by each of our existing, and will be guaranteed by each of our future, direct or indirect domestic restricted subsidiaries. In connection with the Indenture, on August 31, 2010, we and certain of our subsidiaries entered into a Pledge and Security Agreement, or the Pledge and Security Agreement, with the noteholder collateral agent. Pursuant to the Pledge and Security Agreement, the Convertible Notes and related guarantees are secured by first-priority liens on certain of the property and assets directly owned by the Company and each of the guarantors, including material owned real property, fixtures, intellectual property, capital stock of subsidiaries and certain equipment, subject to permitted liens (including a second-priority lien in favor of the Administrative Agent) with certain exceptions, including a limitation that the capital stock will constitute collateral securing the Convertible Notes only if the inclusion of such capital stock as collateral will not require us to file separate financial statements with the SEC pursuant to Rule 3-16 of Regulation S-X; which we refer to as the collateral cutback provision. In accordance with the collateral cutback provision, the collateral securing the Convertible Notes includes capital stock only to the extent that the applicable value of such capital stock is less than 20% of the principal amount of the notes outstanding. The applicable value of the capital stock of any subsidiary is deemed to be the greatest of its par value, book value or market value. Although we have not had an external third-party market valuation conducted as to the capital stock of our subsidiaries, we estimate that the value of the capital stock of the following subsidiaries and their respective parent companies exceeded 20% of the principal amount of the Convertible Notes as of December 31, 2012: Redi-Mix, LLC, Ingram Concrete, LLC, Eastern Concrete Materials, Inc., Central Concrete Supply Co., Inc., Bode Gravel Co., Bode Concrete, LLC, U.S. Concrete Texas Holdings, Inc., Alberta Investments, Inc. and USC Atlantic, Inc.  As a result, the pledge of the capital stock of these subsidiaries as it relates to the Convertible Notes is limited to capital stock of each such subsidiary with an applicable value of less than 20% of the outstanding principal amount of the Convertible Notes, or $11.0 million. The aggregate percentage of consolidated assets and revenues represented by these excluded subsidiaries as of December 31, 2012 is estimated to be 86% and 90%, respectively. As described above, assets of the excluded subsidiaries have been separately pledged as security for the Convertible Notes. The list of excluded subsidiaries was determined based upon internal company estimates of fair value and did not include third-party valuation of the subsidiaries, and should not be considered an indication as to what such subsidiaries might be able to be sold for in the market. The list of excluded subsidiaries may change as the applicable value of such capital stock or the outstanding principal amount of Convertible Notes changes. Obligations under the 2012 Revolving Facility and those in respect of hedging and cash management obligations owed to the lenders (and their affiliates) that are a party to the 2012 Credit Agreement; which we collectively refer to as the 2012 Revolving Facility Obligations, are secured by a second-priority lien on such collateral.

The Convertible Notes and related guarantees are also secured by a second-priority lien on the assets of the Company and the guarantors securing the 2012 Revolving Facility Obligations on a first-priority basis, including inventory (including as extracted collateral), accounts, certain specified mixer trucks, general intangibles (other than collateral securing the Convertible Notes on a first-priority basis), instruments, documents, cash, deposit accounts, securities accounts, commodities accounts, letter of credit rights and all supporting obligations and related books and records and all proceeds and products of the foregoing, subject to permitted liens and certain exceptions.

EXTINGUISHMENT OF DEBT	12 Months Ended
Dec. 31, 2012
Extinguishment of Debt Disclosures [Abstract]
EXTINGUISHMENT OF DEBT

As described in Note 9 above, in connection with entering into the 2012 Credit Agreement, we terminated our 2010 Credit Agreement. As such, during the third quarter of 2012, we wrote-off $2.6 million of previously deferred financing costs associated with the terminated 2010 Credit Agreement and recorded the charge as loss on extinguishment of debt on the accompanying condensed statements of operations.

In connection with the 2012 Credit Agreement, we have incurred $1.4 million of deferred financing costs, which are classified as Other Assets on the accompanying condensed consolidated balance sheet, and are being amortized over the term of the 2012 Credit Agreement using the straight line method, which approximates the effective interest method.

DERIVATIVES	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVES
 DERIVATIVES

General

We are exposed to certain risks relating to our ongoing business operations.  However, derivative instruments are not used to hedge these risks.  We are required to account for derivative instruments as a result of the issuance of the Warrants and Convertible Notes on August 31, 2010. Due to the conversion features contained within our Convertible Notes, they are deemed to be an embedded derivative under Accounting Standards Codification, Topic 815, Derivatives and Hedging, or ASC 815.  In accordance with ASC 815, an embedded derivative related to the conversion features requires bifurcation from the debt component of the Convertible Notes and a separate valuation.  We recognize the embedded derivative as a liability on our balance sheet, measure it at its estimated fair value and recognize changes in its estimated fair value within our results of operations each quarter.  None of our derivative contracts manage business risk or are executed for speculative purposes.

Our derivative instruments are summarized as follows:

		Fair Value
Derivative Instruments not designated as hedging instruments under ASC 815	Balance Sheet Location	December 31, 2012	December 31, 2011
Warrants	Current derivative liabilities	$4,857	$662
Convertible Note embedded derivative	Current derivative liabilities	17,173	1,643
		$22,030	$2,305

The following table presents the effect of derivative instruments on the statement of operations for the year ended December 31, 2012 and December 31, 2011 excluding income tax effects:

Derivative Instruments not designated as hedging instruments under ASC 815	Location of Income/(Loss) Recognized	December 31, 2012	December 31, 2011
Warrants	Derivative income (loss)	$(4,195)	$2,562
Convertible Note embedded derivative	Derivative income (loss)	(15,530)	10,860
		$(19,725)	$13,422

Warrant and Convertible Note volume positions are presented in the number of shares underlying the respective instruments.  The table below presents our volume positions as of December 31, 2012 and December 31, 2011:

Derivative Instruments not designated as hedging instruments under ASC 815	Number of Shares
Warrants	3,000,000
Convertible Note embedded derivative	5,238,095
8,238,095

We do not have any derivative instruments with credit features requiring the posting of collateral in the event of a credit downgrade or similar credit event.

OTHER LONG-TERM OBLIGATIONS AND DEFERRED CREDITS	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
OTHER LONG-TERM OBLIGATIONS AND DEFERRED CREDITS
OTHER LONG-TERM OBLIGATIONS AND DEFERRED CREDITS

Other long-term obligations and deferred credits are comprised primarily of the Long-Term Incentive Plan, or LTIP, that we entered into with the former equity owners of the Bode Companies, as part of the acquisition of the Bode Companies during the fourth quarter of 2012. In accordance with the agreement, we are obligated to make certain annual payments to the former owners of the Bode Companies upon the achievement of certain pre-defined incremental sales volume milestones. The LTIP was valued based on the net present value of the expected future payments, using a discount rate of 7.0% and is capped at a net present value of $7.0 million. The total obligation of $7.0 million is classified as a long-term liability on our consolidated balance sheet at December 31, 2012, and reflects the portion we expect to pay beyond 2013 and within the six year term of the agreement. The discount on the LTIP will be accreted to interest expense over the period during which payments are expected to be made. Our first payment will be due in January 2014. We expect our obligation to cease during 2018.

The remaining other long-term obligations and deferred credits balances consists primarily of the long-term portion of our income tax liability (see Note 17).

FAIR VALUE DISCLOSURES	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
FAIR VALUE DISCLOSURES
 FAIR VALUE DISCLOSURES

Fair value is defined as the exit price, or the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date. Accounting guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs market participants would use in valuing the asset or liability and are developed based on market data obtained from sources independent of us. Unobservable inputs are inputs that reflect our assumptions about the factors market participants would use in valuing the asset or liability. The guidance establishes three levels of inputs that may be used to measure fair value:

Level 1—Quoted prices in active markets for identical assets or liabilities.

Level 2—Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the  full term of the assets or liabilities.

Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurements. We review the fair value hierarchy classification on a quarterly basis. Changes in the observability of valuation inputs may result in a reclassification of levels for certain securities within the fair value hierarchy.

The following table presents our fair value hierarchy for liabilities measured at fair value on a recurring basis as of December 31, 2012 and 2011 (in thousands):

	As of December 31, 2012
	Total	Level 1	Level 2	Level 3
Derivative – Warrants(1)	$4,857	$—	$—	$4,857
Derivative – Convertible Notes Embedded Derivative(2)	17,173	—	—	17,173
Other Obligations - Long-Term Incentive Plan (3)	7,000	—	—	7,000
	$29,030	$—	$—	$29,030

	As of December 31, 2011
	Total	Level 1	Level 2	Level 3
Derivative – Warrants(1)	$662	$—	$—	$662
Derivative – Convertible Notes Embedded Derivative(2)	1,643	—	—	1,643
	$2,305	$—	$—	$2,305

(1)	Represents the Warrants issued in conjunction with our Plan of Reorganization.

(2)
Represents the compound embedded derivative included in our Convertible Notes (see Note 11). The compound embedded derivative includes the value associated with the noteholders’ conversion option, as well as certain rights to receive “make-whole” amounts. The “make-whole” provision(s) provides that, upon certain contingent events, if conversion is elected on the Convertible Notes, we may be obligated to pay such holder an amount in cash, or shares of common stock to compensate noteholders who have converted early as a result of these contingent events, interest and time value of the conversion option foregone via the conversion.

(3)
Represents the fair value of our obligations to the Bode Companies' former owners as part of the acquisition of the Bode Companies in October 2012. The fair value was determined based on expected payouts that will be due to the former owners based on the achievement of certain incremental sales volume milestones, using a contractual discount rate of 7.0%. These payments are capped at a fair value of $7.0 million.

The Convertible Notes embedded derivative liability was valued using a lattice model for instruments with the option to convert into common equity. The liability for the Warrants was valued utilizing a Black-Scholes model. Inputs into the model were based upon observable market data where possible.  Where observable market data did not exist, the Company modeled inputs based upon similar observable inputs. The key inputs in determining fair value of our derivative liabilities include our stock price, stock price volatility, risk free interest rates and interest rates for conventional debt of similarly situated companies.

A reconciliation of the changes in Level 3 fair value measurements is as follows for December 31, 2012 and 2011 (in thousands):

	Warrants	Convertible Notes Embedded Derivative	Long-Term Incentive Plan, or LTIP
Balance at January 1, 2011	$3,224	$12,503	$—
Purchases, issuances, and settlements	—	—	—
Total (gains) losses included in net loss	(2,562)	(10,860)	—
Balance at December 31, 2011	662	1,643	—
Purchases, issuances, and settlements	—	—	—
LTIP liability recorded with acquisition of the Bode Companies	—	—	7,000
LTIP payments	—	—	—
Total (gains) losses included in net loss	4,195	15,530	—
Balance at December 31, 2012	$4,857	$17,173	$7,000

Our other financial instruments consist of cash and cash equivalents, trade receivables, trade payables and long-term debt.  We consider the carrying values of cash and cash equivalents, trade receivables and trade payables to be representative of their respective fair values because of their short-term maturities or expected settlement dates.  The carrying value of outstanding amounts under our 2012 Credit Agreement approximates fair value due to the floating interest rate and the fair value of our Convertible Notes was approximately $68.8 million, including $17.2 million related to the embedded derivative at December 31, 2012.

STOCKHOLDERS EQUITY	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
STOCKHOLDERS’ EQUITY
 STOCKHOLDERS’ EQUITY

Common Stock and Preferred Stock

The following table presents information regarding U.S. Concrete’s common stock (in thousands):

	December 31, 2012	December 31, 2011
Shares authorized	100,000	100,000
Shares outstanding at end of period	13,358	12,867
Shares held in treasury	118	60

Under our restated certificate of incorporation, we are authorized to issue 100.0 million shares of common stock, par value $0.001, and 10.0 million shares of preferred stock, $0.001 par value. Additionally, we are authorized to issue “blank check” preferred stock, which may be issued from time to time in one or more series upon authorization by our board of directors, or the Board. The Board, without further approval of the stockholders, is authorized to fix the dividend rights and terms, conversion rights, voting rights, redemption rights and terms, liquidation preferences, and any other rights, preferences and restrictions applicable to each series of the preferred stock.  The issuance of preferred stock, while providing flexibility in connection with possible acquisitions and other corporate purposes could, among other things, adversely affect the voting power of the holders of the Common Stock and, under certain circumstances, make it more difficult for a third party to gain control of us, discourage bids for our common stock at a premium or otherwise affect the market price of our common stock. There was no preferred stock issued or outstanding as of December 31, 2012 and 2011.

Treasury Stock

Employees may elect to satisfy their tax obligations on the vesting of their restricted stock by having the required tax payments withheld based on a number of vested shares having an aggregate value on the date of vesting equal to the tax obligation.  As a result of such employee elections, we withheld approximately 58,000 shares during the year ended December 31, 2012, at a total value of approximately $0.3 million. We accounted for the withholding of these shares as treasury stock.

WARRANTS	12 Months Ended
Dec. 31, 2012
Warrants and Rights Note Disclosure [Abstract]
WARRANTS
WARRANTS

On August 31, 2010, or the Effective Date, we issued warrants to acquire Common Stock in two tranches: Class A Warrants to purchase an aggregate of approximately 1.5 million shares of common stock, and Class B Warrants to purchase an aggregate of approximately 1.5 million shares of common stock, collectively the Warrants.  The Warrants were issued to holders of our predecessor common stock pro rata based on a holder’s stock ownership as of the Effective Date. The Warrants have been included in derivative liabilities on the consolidated balance sheet in accordance with the authoritative accounting guidance (see Note 11).

In connection with the issuance of the Class A Warrants, we entered into a Class A Warrant Agreement with American Stock Transfer & Trust Company, LLC, as warrant agent, or AST.  Subject to the terms of the Class A Warrant Agreement, holders of Class A Warrants are entitled to purchase shares of Common Stock at an exercise price of $22.69 per share.  In connection with the issuance of the Class B Warrants, the Company entered into a Class B Warrant Agreement, and, together with the Class A Warrant Agreement, collectively the Warrant Agreements, with AST.  Subject to the terms of the Class B Warrant Agreement, holders of Class B Warrants are entitled to purchase shares of Common Stock at an exercise price of $26.68 per share.  Subject to the terms of the Warrant Agreements, both classes of Warrants will have a seven−year term and will expire on the seventh anniversary of the Effective Date.  The Warrants may be exercised for cash or on a net issuance basis.

If, at any time before the expiration date of the Warrants, we pay or declare a dividend or make a distribution on the Common Stock payable in shares of our capital stock, or make subdivisions or combinations of our outstanding shares of Common Stock into a greater or lesser number of shares or issue any shares of our capital stock by reclassification of Common Stock, then the exercise price and number of shares issuable upon exercise of the Warrants will be adjusted so that the holders of the Warrants will be entitled to receive the aggregate number and kind of shares that they would have received as a result of the event if their Warrants had been exercised immediately before the event.  In addition, if we distribute to holders of the Common Stock an Extraordinary Distribution (defined in each Warrant Agreement to include assets, securities or warrants to purchase securities), then the exercise price of the Warrants will be decreased by the amount of cash and/or the fair market value of any securities or assets paid or distributed on each share of Common Stock; however, no adjustment to the exercise price will be made if, at the time of an Extraordinary Distribution, we make the same distribution to holders of Warrants as we make to holders of Common Stock pro rata based on the number of shares of Common Stock for which the Warrants are exercisable.

In the event of a Fundamental Change (defined in each Warrant Agreement to include transactions such as mergers, consolidations, sales of assets, tender offers, exchange offers, reorganizations, reclassifications, compulsory share exchanges or liquidations in which all or substantially all of the outstanding Common Stock is converted into or exchanged for stock, other securities, cash or assets), if the consideration paid consists 90% or more of publicly traded securities, each holder of a New Warrant will have the right upon any subsequent exercise to receive the kind and amount of stock, other securities, cash and assets that such holder would have received if the New Warrant had been exercised immediately prior to such Fundamental Change.  If a Fundamental Change occurs (other than a Fundamental Change in which the consideration paid consists at least 90% of publicly traded securities), then each holder of a New Warrant will be entitled to receive an amount equal to the Fair Market Value (as defined in each of the Warrant Agreements) of their New Warrant on the date the Fundamental Change is consummated.

No adjustment in the exercise price of Warrants shall be required unless such adjustment would require an increase or decrease of at least $0.05 in the exercise price; provided that any adjustments that are not required to be made shall be carried forward and taken into account in any subsequent adjustment.

CORPORATE HEADQUARTERS RELOCATION AND LEASE EXIT COSTS	12 Months Ended
Dec. 31, 2012
Restructuring Charges [Abstract]
CORPORATE HEADQUARTERS RELOCATION AND LEASE EXIT COSTS
CORPORATE HEADQUARTERS RELOCATION AND LEASE EXIT COSTS

During the first quarter of 2012, we made the decision to relocate our corporate headquarters from Houston, Texas to Euless, Texas. The move was completed in July 2012. As a result of this decision, we have paid severance costs to employees that did not relocate with the Company and have paid or will pay other employee-related and general moving costs. For the year ended December 31, 2012, we recorded approximately $2.2 million, for these moving costs, which are included in SG&A expenses on the condensed consolidated statement of operations.

In connection with the relocation, we ceased use of our leased corporate office space in Houston effective July 21, 2012. Thus, during the third quarter of 2012, we recorded a $0.4 million non-cash charge to SG&A expenses for the net present value of the difference between the remaining lease payments and the market value we think we could obtain for a sublease of the space over the remainder of the term. We will continue to incur rent expense for the remainder of the lease term, which we include in SG&A expenses; however, the expense will be reduced by the amortization of the cease-use obligation over the remaining lease term. The associated nominal accretion expense will be included as a charge to SG&A expenses over the remaining lease term. We did not sublease the office space during 2012, thus no rental income is recorded during the period for this space. The lease ends in April of 2014.

As of December 31, 2012, the net present value of the difference between the remaining lease payments and the market value we think we could obtain for a sublease of the space over the remainder of the term is $0.3 million.

INCOME TAXES	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
INCOME TAXES
 INCOME TAXES

Our consolidated federal and state income tax returns include the results of operations of acquired businesses from their dates of acquisition.

A reconciliation of our effective income tax rate to the amounts calculated by applying the federal statutory corporate tax rate of 35% is as follows (in thousands):

	Year Ended December 31, 2012	Year Ended December 31, 2011
Tax (benefit) expense at statutory rate	$(10,328)	$(3,825)
Add (deduct):
State income taxes	(1,552)	1
Nondeductible items	2,095	1,949
Valuation Allowance	6,165	1,719
Unrecognized tax benefit	(51)	(1,226)
Other	(89)	603
Income tax provision (benefit)	$(3,760)	$(779)
Effective income tax rate	12.7%	7.1%

The amounts of our consolidated federal and state income tax provision (benefit) from continuing operations are as follows (in thousands):

	Year Ended December 31, 2012	Year Ended December 31, 2011
Current:
Federal	$—	$(371)
State	304	(782)
	304	(1,153)
Deferred:
Federal	$(3,623)	$169
State	(441)	205
	(4,064)	374
Income tax provision (benefit) from continuing operations	$(3,760)	$(779)

Deferred income tax provisions result from temporary differences in the recognition of expenses for financial reporting purposes and for tax reporting purposes.  We present the effects of those differences as deferred income tax liabilities and assets, as follows (in thousands):

	December 31, 2012	December 31, 2011
Deferred tax assets:
Derivatives	$2,176	$—
Goodwill and other intangibles	11,822	14,962
Receivables	1,208	1,862
Inventory	3,275	4,483
Accrued insurance	3,972	4,370
Other accrued expenses	6,027	3,899
Capital loss carryforwards	4,232	5,315
Net operating loss carryforwards	28,683	25,934
Other	291	291
Total gross deferred tax assets	61,686	61,116
Valuation allowance	(44,926)	(38,769)
Net deferred tax assets	16,760	22,347
Deferred income tax liabilities:
Property, plant and equipment, net	17,212	17,516
Derivatives	—	5,912
Total gross deferred tax liabilities	17,212	23,428
Net deferred tax liability	$452	$1,081
The allocation of deferred taxes between current and long-term as of December 31, 2012 and 2011 is as follows:
	2012	2011
Current deferred tax asset, net	$2,835	$4,573
Long-term deferred tax liability, net	3,287	5,654
Net deferred tax liability	$452	$1,081

In accordance with U.S. GAAP, the recognized value of deferred tax assets must be reduced to the amount that is more likely than not to be realized in future periods.  The ultimate realization of the benefit of deferred tax assets from deductible temporary differences or tax carryovers depends on the generation of sufficient taxable income during the periods in which those temporary differences become deductible.  We considered the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment.  Based on these considerations, we relied upon the reversal of certain deferred tax liabilities to realize a portion of our deferred tax assets and established valuation allowances as of December 31, 2012 and 2011 in the amount of $44.9 million and $38.8 million, respectively, for other deferred tax assets because of uncertainty regarding their ultimate realization.  Our total net deferred tax liability as of December 31, 2012 and 2011 was $0.5 million and $1.1 million, respectively.

We reorganized pursuant to Chapter 11 of the Bankruptcy Code under the terms of our Plan with an effective date of August 31, 2010.  Under our Plan, our Old Notes were canceled, giving rise to cancellation of indebtedness income, or CODI.  The Internal Revenue Code, or IRC, provides that CODI arising under a plan of bankruptcy reorganization is excludable from taxable income, but the debtor must reduce certain of its tax attributes by the amount of CODI realized under the Plan.  Based on the estimate of CODI and required tax attribute reduction, the effects of the Plan did not cause a significant change in our recorded net deferred tax liability.  Our required reduction in tax attributes, or deferred tax assets, was accompanied by a corresponding release of valuation allowance that was reducing the carrying value of such tax attributes.

We underwent a change in ownership for purposes of Section 382 of the IRC as a result of our Plan and emergence from Chapter 11 on August 31, 2010.  As a result, the amount of our pre-change net operating losses, or NOLs, and other tax attributes that are available to offset future taxable income are subject to an annual limitation.  The annual limitation is based on the value of the corporation as of the effective date of the Plan. As of December 31, 2012, approximately $27.5 million of our $64.7 million federal NOL’s are subject to annual Section 382 limitations. The ownership change and the resulting annual limitation on use of NOLs are not expected to result in the expiration of our NOL carryforwards if we are able to generate sufficient future taxable income within the carryforward periods.  However, the limitation on the amount of NOL available to offset taxable income in a specific year may result in the payment of income taxes before all NOLs have been utilized.  Additionally, a subsequent ownership change may result in further limitation on the ability to utilize existing NOLs and other tax attributes.

As of December 31, 2012, we had deferred tax assets related to federal and state NOL and tax credit carryforwards of $33.2 million.  We have federal NOLs of approximately $64.7 million that are available to offset federal taxable income and will expire in the years 2028 through 2032, if not fully utilized.

At December 31, 2012, we had unrecognized tax benefits of $6.6 million of which $0.9 million, if recognized, would impact the effective tax rate. It is likely no reduction of unrecognized tax benefits will occur within the next 12 months. The unrecognized tax benefits are included as a component of other long-term obligations. During the years ended December 31, 2012 and December 31, 2011, we recorded interest and penalties related to unrecognized tax benefits of $(0.1) million and $(0.6) million, respectively.  Total accrued penalties and interest at December 31, 2012 and 2011 was approximately $0.2 million and $0.3 million, respectively.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

Balance as of January 1, 2011	$8,016
Additions for tax positions related to prior years	102
Reductions for tax positions of prior years	(844)
Reductions due to lapse of statute of limitations	(718)
Balance as of December 31, 2011	$6,556
Additions for tax positions related to current year	145
Additions for tax positions related to prior years	508
Reductions due to lapse of statute of limitations	(611)
Balance as of December 31, 2012	$6,598

We recognize interest and penalties related to uncertain tax positions in income tax expense.

We conduct business domestically and, as a result, U.S. Concrete, Inc. or one or more of our subsidiaries file income tax returns in the U.S. federal jurisdiction and various state and local jurisdictions. In the normal course of business, we are subject to examination in the U.S. federal jurisdiction, and generally in state jurisdictions. With few exceptions, we are no longer subject to U.S. federal, state and local tax examinations for years before 2009.

STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

Management Equity Incentive Plan

We adopted a management equity incentive plan, or the Incentive Plan, on the Effective Date, under which 9.5%of the equity of the Company, on a fully-diluted basis, is reserved for issuance as equity-based awards to management and employees, and 0.5% of such equity, on a fully-diluted basis, is reserved for issuance to directors of the Company. The Incentive Plan enables us to grant stock options, stock appreciation rights, stock awards, cash awards and performance awards.

We reserved 2.2 million shares of common stock for use in connection with the Incentive Plan and as of December 31, 2012, there were 0.5 million shares remaining for future issuance.  By no later than the fifth anniversary of the Effective Date, all shares of common stock reserved for issuance under the Incentive Plan are required to be subject to an outstanding award or to have been delivered pursuant to the settlement of an award.  Within thirty days following the Effective Date, thirty-five percent of the shares of common stock available for delivery pursuant to awards were required to be allocated to employee awards.  No more than five percent of the shares of Common Stock available for delivery pursuant to awards were to be allocated to director awards.  Each participant who receives an award in the form of restricted stock units will also concurrently receive an award for an equal amount of incentive restricted stock units (which represent the right to receive 0.35020 of a share of common stock upon satisfaction of certain criteria).

Stock-Based Compensation

Under authoritative accounting guidance, share-based compensation cost is measured at the grant date based on the calculated fair value of the award. The expense is recognized over the employee’s requisite service period, generally the vesting period of the award.  We have elected to use the long-form method of determining our pool of windfall tax benefits as prescribed under authoritative accounting guidance.

For the years ended December 31, 2012 and December 31, 2011, we recognized stock-based compensation expense related to restricted stock, restricted stock units and stock options of $2.5 million and $2.1 million, respectively. Stock-based compensation expense is reflected in SG&A expenses in our consolidated statements of operations.

As of December 31, 2012 and 2011, there was approximately $3.5 million and $5.0 million, respectively, of unrecognized compensation cost related to restricted stock units, restricted stock awards and stock options which we expect to recognize over a weighted average period of approximately 1.2 years.

Restricted Stock Units

Since August 31, 2010, we have issued restricted stock units under our Incentive Plan that generally vest over three years on a quarterly basis.  The restricted stock units are subject to restrictions on transfer and certain conditions to vesting.  During the restriction period, the holders of restricted stock units are not entitled to vote and receive dividends on those restricted units as the restricted stock units do not represent outstanding shares of our Common Stock.

Restricted stock unit activity for the years ending December 31, 2012 and December 31, 2011 was as follows (shares in thousands):

	For the years ended December 31,
	2012		2012
	Number of Units	Weighted- Average Grant Date Fair Value	Number of Units	Weighted- Average Grant Date Fair Value
Unvested restricted stock units outstanding at beginning of period	166	$8.03	406	$8.00
Granted	9	5.00	6	9.11
Vested	(117)	7.78	(164)	8.01
Canceled	(21)	7.99	(82)	8.00
Unvested restricted stock units outstanding at end of period	37	$8.09	166	$8.03

For every restricted stock unit that is granted, there is an equivalent number of incentive restricted stock units, or IRSU's, issued. These IRSU's represent the right to receive 0.35020 of a share of common stock upon satisfaction of certain criteria. The fair value of our restricted stock units was determined based upon the stock price of our common stock on the date of grant. Compensation expense associated with awards of restricted stock units was $0.7 million and $1.4 million for the years ended December 31, 2012 and December 31, 2011, respectively. The weighted average remaining contractual term for the restricted stock units was 0.39 years at December 31, 2012.

Restricted Stock Awards

We have issued restricted stock awards under our Incentive Plan. The restricted stock awards are subject to restrictions on transfer and certain conditions to vesting.  The restricted stock awards issued to date consist of a 60% time-vested component and a 40% stock performance hurdle component. The time-vested component vests over a three or four year period. The stock performance hurdle component triggers vesting upon our stock price reaching certain thresholds. During the restriction period, the holders of restricted stock are entitled to vote and receive dividends, thus these awards are included in our outstanding shares of common stock.

Restricted stock award activity for the year ended December 31, 2012 and December 31, 2011 was as follows (shares in thousands):

	For the years ended December 31,
	2012		2011
	Number of Shares	Weighted- Average Grant Date Fair Value	Number of Shares	Weighted- Average Grant Date Fair Value
Unvested restricted stock awards outstanding at beginning of period	750	$4.74	—	$—
Granted	492	3.51	836	4.87
Vested	(112)	6.00	(86)	6.00
Canceled	(60)	3.40	—	—
Unvested restricted stock awards outstanding at end of period	1,070	$4.18	750	$4.74

The fair value of restricted stock awards subject only to time-vesting restrictions was determined based upon the stock price of our common stock on the date of grant. The fair value of restricted stock subject to our common stock reaching certain price thresholds was determined utilizing a Monte Carlo financial valuation model which is appropriate for path-dependent options. Compensation expense determined utilizing the Monte Carlo simulation will be recognized regardless of whether the common stock reaches the defined thresholds. During 2012, we modified the terms of one of our restricted stock awards issued during 2011, resulting in a change in the stock performance hurdle and the valuation of the related shares. The incremental compensation expense associated with the modification of these 0.2 million of restricted stock awards was negligible for 2012. Compensation expense associated with restricted stock awards under our incentive compensation plan was $1.8 million and $0.6 million for the years ended December 31, 2012 and December 31, 2011, respectively.

Stock Options

Proceeds from the exercise of stock options are credited to common stock at par value, and the excess is credited to additional paid-in capital. We estimated the fair value of each of our stock option awards on the date of grant using a Black-Scholes option pricing model.  We determined the expected volatility using the historical and implied volatilities of a peer group of companies given the limited trading history of our successor common stock.  For each option awarded, the risk-free interest rate was based on the U.S. Treasury yield in effect at the time of grant for periods corresponding with the expected life of the option.  The expected life of an option represents the weighted average period of time that an option grant is expected to be outstanding, giving consideration to its vesting schedule and historical exercise patterns. We granted approximately 245,000 stock options during the fourth quarter of 2010.

There were no stock option grants in 2012, and stock option grants in 2011 were not material. Compensation expense related to stock options was $0.1 million during the year ended December 31, 2012 and $0.1 million during the year ended December 31, 2011.  Stock option activity information for the years ended December 31, 2012 and December 31, 2011 is as follows (shares in thousands):

	For the years ended December 31,
	2012		2011
	Number of Shares Underlying Options	Weighted- Average Exercise Price	Number of Shares Underlying Options	Weighted- Average Exercise Price
Options outstanding at beginning of year	178	$17.23	240	$17.23
Granted	—	—	5	17.23
Exercised	—	—	—	—
Canceled	(71)	17.23	(67)	17.23
Options outstanding at end of year	107	$17.23	178	$17.23
Options exercisable at end of year	77	$17.23	88	$17.23

The following table summarizes information about stock options outstanding as of December 31, 2012 (shares in thousands):

	Options Outstanding			Options Exercisable
Range of exercise prices	Number of Shares Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Shares Outstanding	Weighted Average Exercise Price
$12.00 - $12.00	35	6.5	$12.00	25	$12.00
$15.00 - $15.00	36	6.5	15.00	26	15.00
$22.69 - $22.69	18	6.5	22.69	13	22.69
$26.68 - $26.68	18	6.5	26.68	13	26.68
$12.00 - $26.68	107	6.5	$17.23	77	$17.23

The aggregate intrinsic value of outstanding options and exercisable options at December 31, 2012 was zero.

NET (LOSS) EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
NET (LOSS) EARNINGS PER SHARE
NET (LOSS) EARNINGS PER SHARE

Basic (loss) earnings per share is computed by dividing net (loss) income by the weighted average number of common shares outstanding during the period. Diluted (loss) earnings per share is computed by dividing net (loss) income by the weighted average number of common shares outstanding during the period after giving effect to all potentially dilutive securities outstanding during the period.

For the years ended December 31, 2012 and 2011, our potentially dilutive shares include the shares underlying our Convertible Notes, restricted stock awards, restricted stock units, stock options, and Warrants. The Convertible Notes may be converted into 5.2 million shares of our common stock. The following table shows the type and number (in thousands) of potentially dilutive shares excluded from the diluted earnings (loss) per share calculations for the periods presented as their effect would have been anti-dilutive:

	December 31, 2012	December 31, 2011
Potentially dilutive shares:
Convertible notes	5,238	5,238
Unvested restricted stock awards and restricted stock units	1,107	916
Stock options	107	178
Warrants	3,000	3,000
Total potentially dilutive shares	9,452	9,332

BUSINESS SEGMENTS	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
SEGMENT INFORMATION
BUSINESS SEGMENTS

The sale of our California and Arizona precast operations during 2012 represented a disposal of a significant majority of our previously reported precast operating segment. These disposals were part of our strategy to become the premier focused domestic supplier of ready-mixed concrete in the United States. As such, during the 4th quarter of 2012 we made changes to better align our operating and reportable segments with our overall strategy and the manner in which we organize and manage our business. Our two reportable segments now consist of ready-mixed concrete and aggregate products as described below. Historical segment results have been reclassified to conform with these changes.

Our ready-mixed concrete segment produces and sells ready-mixed concrete.  This segment serves the following principal markets: north and west Texas, California, New Jersey, New York, Washington, D.C. and Oklahoma.  Our aggregate products segment includes crushed stone, sand and gravel products and serves the north and west Texas, New Jersey, and New York markets in which our ready-mixed concrete segment operates. Other products not associated with a reportable segment include our building materials stores, hauling operations, lime slurry, Aridus® rapid-drying concrete technology, brokered product sales, a recycled aggregates operation, and one remaining precast concrete plant in Pennsylvania.

In the fourth quarter of 2012, we changed the income measure used to evaluate performance of our segments to more closely align our reporting with the measure used to calculate the Company's compliance with debt covenants. Historical segment reporting has been recast to conform with this change.

We evaluate segment performance and allocate resources based on Adjusted EBITDA. We define Adjusted EBITDA as net income (loss) from continuing operations excluding interest, income taxes, depreciation, depletion and amortization, derivative gain (loss), and loss on extinguishment of debt. Additionally, Adjusted EBITDA is adjusted for items similar to certain of those used in calculating the Company’s compliance with debt covenants. The additional items that are adjusted to determine our Adjusted EBITDA are:

•	Non-cash stock compensation expense;

•	Expenses associated with the relocation of our corporate headquarters; and

•	Expenses associated with the departure of our former President and Chief Executive Officer and hiring of our new President and Chief Executive Officer.

We consider Adjusted EBITDA an indicator of the operational strength and performance of our business. We have included Adjusted EBITDA because it is a key financial measure used by our management to (i) internally measure our operating performance and (ii) assess our ability to service our debt, incur additional debt and meet our capital expenditure requirements.

Adjusted EBITDA should not be construed as an alternative to, or a better indicator of, operating income or loss, is not based on GAAP, and is not necessarily a measure of our cash flows or ability to fund our cash needs. Our measurements of Adjusted EBITDA may not be comparable to similar titled measures reported by other companies.

We account for inter-segment sales at market prices.  Corporate includes executive, administrative, financial, legal, human resources, business development and risk management activities which are not allocated to reportable segments and are excluded from segment Adjusted EBITDA. Eliminations include transactions to account for intercompany activity.

The following table sets forth certain financial information relating to our continuing operations by reportable segment (in thousands):

	Year Ended December 31, 2012	Year Ended December 31, 2011
Revenue:
Ready-mixed concrete
Sales to external customers	$473,767	$387,979
Intersegment sales	40	77
Aggregate products
Sales to external customers	18,261	13,419
Intersegment sales	13,736	10,458
Total Reportable Segment Revenue	505,804	411,933
Other products and eliminations	25,243	33,871
Total revenue	$531,047	$445,804

Loss from Continuing Operations:
Reportable Segment Adjusted EBITDA:
Ready-mixed concrete	$41,486	$22,205
Aggregate products	4,142	3,203
Total reportable segment adjusted EBITDA	45,628	25,408

Other products and eliminations income (loss) from operations	116	(2,054)
Corporate loss from operations	(30,057)	(22,274)
Depreciation, depletion and amortization for reportable segments	(12,549)	(14,610)
Interest expense, net	(11,344)	(11,057)
Corporate loss on early extinguishment of debt	(2,630)	—
Corporate derivative (loss) income	(19,725)	13,422
Corporate, other products and eliminations other income, net	1,052	236
Loss from continuing operations before income taxes	$(29,509)	$(10,929)

Capital Expenditures:
Ready-mixed concrete	$5,232	$5,197
Aggregate products	1,752	478
Other products and corporate	1,036	248
Total capital expenditures	$8,020	$5,923

Revenue by Product:
Ready-mixed concrete	$473,767	$387,979
Aggregate products	18,261	13,419
Precast concrete products	13,826	17,768
Building materials	11,363	10,647
Lime	6,762	6,531
Hauling	4,729	6,169
Other	2,339	3,291
Total revenue	$531,047	$445,804

	2012	2011
Identifiable Assets (as of December 31):
Ready-mixed concrete	$75,469	$69,508
Aggregate products	34,316	35,289
Other products and corporate	11,086	21,428
Total Identifiable assets	$120,871	$126,225

RISK CONCENTRATION RISK CONCENTRATION	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
RISK CONCENTRATION
RISK CONCENTRATION

We grant credit, generally without collateral, to our customers, which include general contractors, municipalities and commercial companies located primarily in Texas, California, New Jersey, New York, Pennsylvania, Washington D.C., and Oklahoma. Consequently, we are subject to potential credit risk related to changes in business and economic factors in those states.  We generally have lien rights in the work we perform, and concentrations of credit risk are limited because of the diversity of our customer base. Further, our management believes that our contract acceptance, billing and collection policies are adequate to limit potential credit risk.

Several of our subsidiaries are parties to various collective bargaining agreements with labor unions having multi-year terms.  As of December 31, 2012, approximately 606 of our employees, or 32.7% of our workforce, were represented by labor unions having collective bargaining agreements with us. Generally, these agreements have multi-year terms and expire on a staggered basis between 2013 and 2016. As of December 31, 2012, approximately 94 of our employees, or 5.1% of our workforce, were represented by agreements that expire within one year.
SIGNIFICANT CUSTOMERS AND SUPPLIERS

We did not have any customers that accounted for more than 10% of our revenues or any suppliers that accounted for more than 10% of our cost of goods sold in 2012 or 2011.

SIGNIFICANT CUSTOMERS AND SUPPLIERS	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
SIGNIFICANT CUSTOMERS AND SUPPLIERS
RISK CONCENTRATION

We grant credit, generally without collateral, to our customers, which include general contractors, municipalities and commercial companies located primarily in Texas, California, New Jersey, New York, Pennsylvania, Washington D.C., and Oklahoma. Consequently, we are subject to potential credit risk related to changes in business and economic factors in those states.  We generally have lien rights in the work we perform, and concentrations of credit risk are limited because of the diversity of our customer base. Further, our management believes that our contract acceptance, billing and collection policies are adequate to limit potential credit risk.

Several of our subsidiaries are parties to various collective bargaining agreements with labor unions having multi-year terms.  As of December 31, 2012, approximately 606 of our employees, or 32.7% of our workforce, were represented by labor unions having collective bargaining agreements with us. Generally, these agreements have multi-year terms and expire on a staggered basis between 2013 and 2016. As of December 31, 2012, approximately 94 of our employees, or 5.1% of our workforce, were represented by agreements that expire within one year.
SIGNIFICANT CUSTOMERS AND SUPPLIERS

We did not have any customers that accounted for more than 10% of our revenues or any suppliers that accounted for more than 10% of our cost of goods sold in 2012 or 2011.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
 COMMITMENTS AND CONTINGENCIES

Legal Proceedings

From time to time, and currently, we are subject to various claims and litigation brought by employees, customers and other third parties for, among other matters, personal injuries, property damages, product defects and delay damages that have, or allegedly have, resulted from the conduct of our operations.  As a result of these types of claims and litigation, we must periodically evaluate the probability of damages being assessed against us and the range of possible outcomes.  In each reporting period, if we determine that the likelihood of damages being assessed against us is probable, and, if we believe we can estimate a range of possible outcomes, then we will record a liability. The amount of the liability will be based upon a specific estimate, if we believe a specific estimate to be likely, or it will reflect the low end of our range.

In May 2008, we received a letter from a multi-employer pension plan to which one of our subsidiaries is a contributing employer, providing notice that the Internal Revenue Service had denied applications by the plan for waivers of the minimum funding deficiency from prior years, and requesting payment of our allocable share of the minimum funding deficiency.

In April 2010, the multi-employer pension plan filed a civil complaint in the United States District Court for the District of New Jersey to collect approximately $1.8 million for this minimum funding deficiency. During the third quarter of 2011, we entered into a settlement agreement with the multi-employer pension plan to pay the $1.8 million over three years plus interest. The $1.8 million was accrued in prior periods. We may receive future funding deficiency demands from this particular multi-employer pension plan, or other multi-employer plans to which we contribute.  We are unable to estimate the amount of any potential future funding deficiency demands because the actions of each of the other contributing employers in the plans has an effect on each of the other contributing employers, the development of a rehabilitation plan by the trustees and subsequent submittal to and approval by the Internal Revenue Service is not predictable, and the allocation of fund assets and return assumptions by trustees are variable, as are actual investment returns relative to the plan assumptions.

As of March 8, 2013, there are no material product defect claims pending against us.  Accordingly, our existing accruals for claims against us do not reflect any material amounts relating to product defect claims.  While our management is not aware of any facts that would reasonably be expected to lead to material product defect claims against us that would have a material adverse effect on our business, financial condition or results of operations, it is possible that claims could be asserted against us in the future.  We do not maintain insurance that would cover all damages resulting from product defect claims.  In particular, we generally do not maintain insurance coverage for the cost of removing and rebuilding structures, or so-called “rip and tear” coverage.  In addition, our indemnification arrangements with contractors or others, when obtained, generally provide only limited protection against product defect claims.  Due to inherent uncertainties associated with estimating unasserted claims in our business, we cannot estimate the amount of any future loss that may be attributable to unasserted product defect claims related to ready-mixed concrete we have delivered prior to December 31, 2012.

We believe that the resolution of all litigation currently pending or threatened against us or any of our subsidiaries will not materially exceed our existing accruals for those matters.  However, because of the inherent uncertainty of litigation, there is a risk that we may have to increase our accruals for one or more claims or proceedings to which we or any of our subsidiaries is a party as more information becomes available or proceedings progress, and any such increase in accruals could have a material adverse effect on our consolidated financial condition or results of operations.  We expect in the future that we and our operating subsidiaries will, from time to time, be a party to litigation or administrative proceedings that arise in the normal course of our business.

We are subject to federal, state and local environmental laws and regulations concerning, among other matters, air emissions and wastewater discharge. Our management believes we are in substantial compliance with applicable environmental laws and regulations. From time to time, we receive claims from federal and state environmental regulatory agencies and entities asserting that we may be in violation of environmental laws and regulations. Based on experience and the information currently available, our management does not believe that these claims will materially exceed our related accruals.  Despite compliance and experience, it is possible that we could be held liable for future charges, which might be material, but are not currently known to us or cannot be estimated by us.  In addition, changes in federal or state laws, regulations or requirements, or discovery of currently unknown conditions, could require additional expenditures.

As permitted under Delaware law, we have agreements that provide indemnification of officers and directors for certain events or occurrences while the officer or director is or was serving at our request in such capacity. The maximum potential amount of future payments that we could be required to make under these indemnification agreements is not limited; however, we have a director and officer insurance policy that potentially limits our exposure and enables us to recover a portion of future amounts that may be paid.  As a result of the insurance policy coverage, we believe the estimated fair value of these indemnification agreements is minimal. Accordingly, we have not recorded any liabilities for these agreements as of December 31, 2012.

We and our subsidiaries are parties to agreements that require us to provide indemnification in certain instances when we acquire businesses and real estate and in the ordinary course of business with our customers, suppliers, lessors and service providers.

Lease Payments

We lease certain mobile and other equipment, land, facilities, office space and other items which, in the normal course of business, are renewed or replaced by subsequent leases.  Total expense for such operating leases amounted to $13.8 million in 2012 and $12.6 million in 2011.

Future minimum rental payments with respect to our lease obligations as of December 31, 2012, are as follows:

Operating Leases
(in millions)
Year ending December 31:
2013	$8.8
2014	7.5
2015	6.1
2016	5.2
Later years	15.9
$43.5

Insurance Programs

We maintain third-party insurance coverage against certain risks.  Under certain components of our insurance program, we share the risk of loss with our insurance underwriters by maintaining high deductibles subject to aggregate annual loss limitations.    Generally, our deductible retentions per occurrence for auto, workers’ compensation and general liability insurance programs are $1.0 million, although certain of our operations are self-insured for workers’ compensation.  We fund these deductibles and record an expense for expected losses under the programs.  The expected losses are determined using a combination of our historical loss experience and subjective assessments of our future loss exposure. The estimated losses are subject to uncertainty from various sources, including changes in claims reporting patterns, claims settlement patterns, judicial decisions, legislation and economic conditions.  Although we believe that the estimated losses we have recorded are reasonable, significant differences related to the items noted above could materially affect our insurance obligations and future expense. The amount accrued for self-insurance claims was $9.0 million as of December 31, 2012, compared to $9.9 million as of December 31, 2011, which is currently classified in accrued liabilities.

Performance Bonds

In the normal course of business, we and our subsidiaries are contingently liable for performance under $55.0 million in performance bonds that various contractors, states and municipalities have required as of December 31, 2012. The bonds principally relate to construction contracts, reclamation obligations and licensing and permitting.  We and our subsidiaries have indemnified the underwriting insurance company against any exposure under the performance bonds. No material claims have been made against these bonds.

EMPLOYEE BENEFIT PLANS AND MULTI-EMPLOYER PENSION PLANS	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
EMPLOYEE BENEFIT PLANS AND MULTI-EMPLOYER PENSION PLANS
 EMPLOYEE BENEFIT PLANS AND MULTI-EMPLOYER PENSION PLANS

Defined Contribution 401(k) Plan

We maintain a defined contribution 401(k) profit sharing plan for employees meeting various employment requirements. Eligible employees may contribute amounts up to the lesser of 60% of their annual compensation or the maximum amount IRS regulations permit.  During 2012, we matched 50% of employee contributions up to a maximum of 5% of their compensation.  We paid matching contributions of $1.0 million in 2012 and $0.6 million in 2011.
.
Multi-employer Pension Plans

Several of our subsidiaries are parties to various collective bargaining agreements with labor unions having multi-year terms that expire on a staggered basis.  Under these agreements, our applicable subsidiaries pay specified wages to covered employees, observe designated workplace rules and make payments to multi-employer pension plans and employee benefit trusts rather than administering the funds on behalf of these employees. The risks of participating in these multi-employer pension plans are different from single-employer plans. Assets contributed to the multi-employer plan by one employer may be used to provide benefits to employees of other participating employers. If a participating employer stops contributing to the plan, the unfunded obligations of the plan may be borne by the remaining participating employers. If we choose to stop participating in some of these multi-employer plans, we may be required to pay those plans an amount based on the underfunded status of the plan, referred to as a withdrawal liability. We did not have to record a liability in fiscal 2012 or 2011 for full and partial withdrawals from any multi-employer pension plans. For additional information regarding our potential future obligations, see Note 23.

The required disclosures and our participation in significant multi-employer pension plans are presented in the table below. The EIN/Pension Plan Number column provides the Employer Identification Number (“EIN”) and the three-digit plan number, if applicable. The Pension Protection Act zone status is based on information available from the plan or the plan’s public filings. Among other factors, plans in the red zone are generally less than 65 percent funded, plans in the orange or yellow zones are less than 80 percent funded, and plans in the green zone are at least 80 percent funded. The FIP/RP Status Pending/Implemented column indicates plans for which a financial improvement plan (“FIP”) or a rehabilitation plan (“RP”) is either pending or has been implemented. The last column lists the expiration date(s) of the collective-bargaining agreements to which the plans are subject. Our contributions did not represent more than 5% percent of total contributions to any of the significant plans shown below.

Pension Fund	EIN/ PPN	Pension Protection Act Zone Status	FIP/RP Status Pending/ Implemented	Contributions (in Thousands)		Surcharge Imposed	Expiration Date of Collective Bargaining Agreement
		2012		2012	2011
Western Conference Teamster Pension Plan	91-6145047/001	Green	No	$2,514	$2,382	No	6/30/2013
Operating Engineers Pension Trust Fund	94-60907064/001	Orange	No	534	511	No	7/1/2014
Local 282 Pension Trust Fund	011-6245313/001	Green	Yes	584	508	No	6/30/2016
Trucking Employees of New Jersey Pension Fund	22-6063701/001	Red	Yes	426	377	Yes	4/30/2013
Westchester Teamsters Pension Fund	13-6123973/001	Green	No	150	190	No	5/31/2014
Teamsters Local 445 Construction Division Pension Fund	22-1864489/001	Yellow	Yes	165	187	No	6/30/2014
Pension Fund of OE 825	22-6033380/001	Orange	Yes	124	129	No	5/31/2013 to 3/31/2016
Local No. 863 Pension Plan	22-1598194/001	Red	Yes	134	117	Yes	4/30/2013
Other	Various	Various	Various	316	347	Various	4/30/2013 to 8/31/2016
				$4,947	$4,748

QUARTERLY SUMMARY	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY SUMMARY
 QUARTERLY SUMMARY (unaudited)

	2012
	(in thousands, except per share data)
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenue - continuing operations	$110,915	$138,177	$147,046	$134,909
Net income (loss)	$(10,230)	$(308)	$(3,211)	$(11,990)
Net income (loss) per share-basic	$(0.84)	$(0.03)	$(0.26)	$(0.98)
Net income (loss) per share-diluted	$(0.84)	$(0.03)	$(0.26)	$(0.98)

	2011
	(in thousands, except per share data)
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenue - continuing operations	$78,023	$117,439	$132,554	$117,788
Net income (loss)	$(24,714)	$2,548	$9,609	$854
Net income (loss) per share-basic	$(2.07)	$0.21	$0.80	$0.07
Net income (loss) per share-diluted	$(2.07)	$0.21	$0.67	$0.07

During the fourth quarter of 2011, we reclassified $1.5 million of activity on the consolidated statement of cash flows to cash used in financing activities that had previously been included in cash used in investing activities in varying amounts during the first three quarters of 2011. This activity related to $0.7 million of principal note payments on the seller financed portion of the acquisition of assets in our west Texas market and a $0.8 million payment on the redemption of Superior. The amounts previously included in investing activities was approximately $1.3 million for the three months ended March 31, 2011, $1.4 million for the six months ended June 30, 2011 and $1.5 million for the nine months ended September 30, 2011.

SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENT
SUBSEQUENT EVENT

On February 6, 2013, we commenced an offer to exchange up to $69.3 million aggregate principal amount of newly issued 9.5% Senior Secured Notes due 2015, referred to as the New Notes, for all $55.0 million aggregate principal amount of the Company's existing, outstanding Convertible Notes due 2015. The exchange offer and related consent solicitation, referred to as the Exchange Offer, was made upon the terms and subject to the conditions set forth in the company's Preliminary Prospectus, dated February 6, 2013, and the related Letter of Transmittal & Consent. The Exchange Offer will expire at 12:00 midnight, New York City time, on Thursday, March 21, 2013, unless it is extended or earlier terminated by the Company, which we refer to as the Expiration Date. Upon the terms and subject to the conditions of the Exchange Offer, holders of the Convertible Notes who validly tender and do not properly withdraw their Convertible Notes prior to 12:00 midnight, New York City time, on the Expiration Date, will receive, for each $1,000 principal amount of Convertible Notes accepted for exchange, $1,260 principal amount of New Notes.

ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Cash and Cash Equivalents
Cash and Cash Equivalents

We record as cash equivalents all highly liquid investments having maturities of three months or less at the date of purchase. Cash held as collateral or escrowed for contingent liabilities is included in other current and noncurrent assets based on the expected release date of the underlying obligation.

Inventories
Inventories

Inventories consist primarily of cement and other raw materials, aggregates at our pits and quarries, precast concrete products and building materials that we hold for sale or use in the ordinary course of business. Inventories are stated at the lower of cost or fair market value using the average cost and first-in, first-out methods. We reduce the carrying value of our inventories for estimated excess and obsolete inventories equal to the difference between the cost of inventory and its estimated realizable value based upon assumptions about future product demand and market conditions. Once the new cost basis is established, the value is not increased with any changes in circumstances that would indicate an increase after the remeasurement. If actual product demand or market conditions are less favorable than those projected by management, inventory write-downs may be required that could result in a material change to our consolidated results of operations or financial position.

Prepaid Expenses
Prepaid Expenses

Prepaid expenses primarily include amounts we have paid for insurance, licenses, taxes, rent and maintenance contracts. We expense or amortize all prepaid amounts as used or over the period of benefit, as applicable.

Property, Plant and Equipment, Net
Property, Plant and Equipment, Net

We state property, plant and equipment at cost and use the straight-line method to compute depreciation of these assets other than mineral deposits over the following estimated useful lives: buildings and land improvements, from 10 to 40 years; machinery and equipment, from 10 to 30 years; mixers, trucks and other vehicles, from one to 12 years; and other, from three to 10 years. We capitalize leasehold improvements on properties held under operating leases and amortize those costs over the lesser of their estimated useful lives or the applicable lease term.  We compute depletion of mineral deposits as such deposits are extracted utilizing the units-of-production method. We expense maintenance and repair costs when incurred and capitalize and depreciate expenditures for major renewals and betterments that extend the useful lives of our existing assets.  When we retire or dispose of property, plant or equipment, we remove the related cost and accumulated depreciation from our accounts and reflect any resulting gain or loss in our statements of operations.

Impairment of Long-lived assets

We evaluate the recoverability of our long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets is measured by comparing the carrying amount of an asset to future undiscounted net cash flows expected to be generated by the asset. Such evaluations for impairment are significantly impacted by estimates of future prices for our products, capital needs, economic trends in the applicable construction sector and other factors.  If we consider such assets to be impaired, the impairment we recognize is measured by the amount by which the carrying amount of the assets exceeds their fair value.  Assets to be disposed of by sale are reflected at the lower of their carrying amounts, or fair values, less cost to sell.

Intangible Assets Including Goodwill
Intangible Assets Including Goodwill

Identifiable intangible assets with finite lives are amortized over their estimated useful lives. They are amortized on a straight-line approach based on the estimated useful life of each asset. Goodwill represents the amount by which the total purchase price we have paid for acquisitions exceeds our estimated fair value of the net tangible and identifiable intangible assets acquired.  Goodwill is not amortized, but is evaluated for impairment within the reporting unit on an annual basis. We generally test for intangible asset impairment in the fourth quarter of each year, because this period gives us the best visibility of the reporting units’ operating performances for the current year (seasonally, April through October are our highest revenue and production months), and our outlook for the upcoming year, since much of our customer base is finalizing operating and capital budgets during the fourth quarter.  The impairment test we use involves estimating the fair value of our reporting units and comparing the result to the reporting unit's carrying value. We estimate fair value using an equally weighted combination of discounted cash flows and multiples of revenue and EBITDA. The discounted cash flow model includes forecasts for revenue and cash flows discounted at our weighted average cost of capital. Multiples of revenue and EBITDA are calculated using the trailing twelve months results compared to the enterprise value of the Company, which is determined based on the combination of the market value of our capital stock and total outstanding debt. If the fair value exceeds the carrying value, the second step is not performed and no impairment is recorded. If however, the fair value is below the carrying value, a second step is performed to calculate the amount of the impairment by measuring the goodwill at an implied fair value. See Note 4 for further discussion of our goodwill and purchased intangible assets.

Debt Issue Costs

Debt Issue Costs

We amortize debt issue costs related to our $80.0 million asset-based revolving credit facility, or 2012 Revolving Facility, and our 9.5% Convertible Secured Notes due 2015, or Convertible Notes, as interest expense over the scheduled maturity period of the debt. Unamortized debt issuance costs were $4.2 million and $7.2 million as of December 31, 2012 and 2011, respectively. We include unamortized debt issue costs in other assets

Allowance for Doubtful Accounts
Allowance for Doubtful Accounts

We provide an allowance for accounts receivable we believe may not be collected in full. A provision for bad debt expense recorded to selling, general and administrative expenses increases the allowance.  Accounts receivable are written off when we determine the receivable will not be collected.  Accounts receivable that we write off our books decrease the allowance.  We determine the amount of bad debt expense we record each period and the resulting adequacy of the allowance at the end of each period by using a combination of historical loss experience, a customer-by-customer analysis of our accounts receivable balances each period and subjective assessments of our bad debt exposure

Revenue and Expenses

Revenue and Expenses

We derive substantially all of our revenue from the production and delivery of ready-mixed concrete, aggregates, precast concrete products, and related building materials.  We recognize revenue, net of sales tax, when products are delivered, selling price is fixed or determinable, pursuasive evidence of an arrangement exists, and collection is reasonably assured.  Amounts billed to customers for delivery costs are classified as a component of total revenues and the related delivery costs (excluding depreciation) are classified as a component of total cost of goods sold. Cost of goods sold consists primarily of product costs and operating expenses (excluding depreciation, depletion and amortization).  Operating expenses consist primarily of wages, benefits, insurance and other expenses attributable to plant operations, repairs and maintenance, and delivery costs.  Selling expenses consist primarily of sales commissions, salaries of sales managers, travel and entertainment expenses, and trade show expenses. General and administrative expenses consist primarily of executive and administrative compensation and benefits, office rent, utilities, communication and technology expenses, provision for doubtful accounts, and legal and professional fees

Insurance Programs
Insurance Programs

We maintain third-party insurance coverage against certain risks. Under our insurance programs, we share the risk of loss with our insurance underwriters by maintaining high deductibles subject to aggregate annual loss limitations.  In connection with these automobile, general liability and workers’ compensation insurance programs, we have entered into standby letters of credit agreements totaling $12.2 million at December 31, 2012.  We fund our deductibles and record an expense for losses we expect under the programs.  We determine expected losses using a combination of our historical loss experience and subjective assessments of our future loss exposure.  The estimated losses are subject to uncertainty from various sources, including changes in claim reporting patterns, claim settlement patterns, judicial decisions, legislation and economic conditions

Income Taxes

Income Taxes

We use the liability method of accounting for income taxes. Under this method, we record deferred income taxes based on temporary differences between the financial reporting and tax bases of assets and liabilities and use enacted tax rates and laws that we expect will be in effect when we recover those assets or settle those liabilities, as the case may be, to measure those taxes.  We record a valuation allowance to reduce the deferred tax assets to the amount that is more likely than not to be realized

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Our financial instruments consist of cash and cash equivalents, trade receivables, trade payables, long-term debt, other long-term obligations, and derivative liabilities.  We consider the carrying values of cash and cash equivalents, trade receivables and trade payables to be representative of their respective fair values because of their short-term maturities or expected settlement dates

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America, or U.S. GAAP, requires the use of estimates and assumptions by management in determining the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.  Estimates and assumptions that we consider significant in the preparation of our financial statements include those related to our allowance for doubtful accounts, goodwill, intangibles, accruals for self-insurance, income taxes, the valuation of inventory and the valuation and useful lives of property, plant and equipment

Stripping Costs

Stripping Costs

We include post-production stripping costs in the cost of inventory produced during the period these costs are incurred. Post-production stripping costs represent stripping costs incurred after the first salable minerals are extracted from the mine

Loss Per Share

Loss Per Share

Basic earnings (loss) per share is computed by dividing net income (loss) by the weighted average number of common shares outstanding during the period. Diluted earnings (loss) per share is computed by dividing net income (loss) by the weighted average number of common shares outstanding during the period after giving effect to all potentially dilutive securities outstanding during the period. See Note 19 for additional information regarding our earnings (loss) per share.

Comprehensive Income
Comprehensive Income

Comprehensive income represents all changes in equity of an entity during the reporting period, except those resulting from investments by and distributions to stockholders. For the years ended December 31, 2012 and December 31, 2011, no differences existed between our consolidated net income and our consolidated comprehensive income

Stock-based Compensation

Stock-based Compensation

Stock-based employee compensation cost is measured at the grant date based on the calculated fair value of the award. We recognize expense over the employee’s requisite service period, generally the vesting period of the award, or in the case of performance-based awards, over the life of the derived service period. The related excess tax benefit received upon exercise of stock options or vesting of restricted stock, if any, is reflected in the statement of cash flows as a financing activity rather than an operating activity. See Note 18 for additional information regarding our stock-based compensation plans

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In July 2012, the Financial Accounting Standards Board, or the FASB, issued an amendment to its indefinite-lived intangible assets impairment testing guidance to simplify how entities test for indefinite-lived intangible asset impairments. The objective of the amendment is to reduce cost and complexity by providing an entity with the option to make a qualitative assessment about the likelihood that an indefinite-lived intangible asset is impaired to determine whether it should perform a quantitative impairment test. The amendment also enhances the consistency of impairment testing guidance amount long-lived asset categories by permitting an entity to assess qualitative factors to determine whether it is necessary to calculate the asset's fair value when testing an indefinite-lived intangible asset for impairment, which is equivalent to the impairment testing requirements for other long-lived assets. The amendment is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, although early adoption is permitted. The Company does not expect the adoption of this guidance on the first day of fiscal year 2013 to have a material impact on the Consolidated Financial Statements.

In September 2011, the FASB issued authoritative accounting guidance related to “Disclosures about an Employer's Participation in a Multiemployer Plan,” which amended existing authoritative accounting guidance related to “Compensation-Retirement Benefits-Multiemployer Plans.” The update requires additional disclosures regarding the significant multiemployer plans in which an employer participates, the level of an employer's participation including contributions made, and whether the contributions made represent more than five percent of the total contributions made to the plan by all contributing employers. The expanded disclosures also address the financial health of significant multiemployer plans including the funded status and existence of funding improvement plans, the existence of imposed surcharges on contributions to the plan, as well as the nature of employer commitments to the plan. The guidance was effective for annual periods for fiscal years ending after December 15, 2011. The amendments have been applied for all prior periods presented. See Note 24 for this disclosure.

In September 2011, the FASB issued authoritative accounting guidance, which relates to testing goodwill for impairment and amends current guidance to simplify how entities test goodwill for impairment. The guidance permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in existing authoritative accounting guidance. Under this amendment, an entity is not required to calculate the fair value of a reporting unit unless the entity determines that it is more likely than not that its fair value is less than its carrying amount. This pronouncement became effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The adoption of this guidance did not have a material effect on our consolidated financial statements.

ACQUISITIONS, DISPOSITIONS AND ASSETS HELD FOR SALE - (Tables)	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Schedule of Assets Acquired and Liabilities Assumed
The assets acquired and liabilities assumed at the acquisition date based upon their respective fair values are summarized below (in thousands):

Bode Companies
October 30, 2012
Accounts receivable	$7,194
Inventory	156
Property, plant and equipment	9,284
Customer relationships	13,500
Trade name	1,300
Backlog	800
Other assets	245
Assets acquired	$32,479
Accounts payable	2,920
Accrued expenses	1,329
Deferred tax liability	3,385
Long-term incentive plan	7,000
Liabilities assumed	$14,634
Goodwill	8,254
Net assets acquired	$26,099

Business Acquisition, Pro Forma Information
The following unaudited pro forma information presents the combined financial results for the years ended December 31, 2012 and 2011 as if the acquisition had been completed on January 1, 2011 (in thousands, except per share information):

	For the year ended December 31,
	(unaudited)
	2012	2011
Revenue from continuing operations	$563,706	$477,778
Net loss	$(23,966)	$(11,858)

Loss per share, basic and diluted	$(1.96)	$(0.99)

DISCONTINUED OPERATIONS - (Tables)	12 Months Ended
Dec. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Summary of discontinued operations
The results of discontinued operations included in the accompanying consolidated statements of operations were as follows (in thousands):

	Year Ended December 31, 2012	Year Ended December 31, 2011
Revenue	$34,055	$49,204
Depreciation, depletion and amortization, or DD&A	(652)	(1,076)
Operating expenses, excluding DD&A, and other income	(35,553)	(49,684)
Loss from discontinued operations	(2,150)	(1,556)
Gain on disposal of assets	2,154	—
Income (loss) from discontinued operations, before income taxes	4	(1,556)
Income tax benefit	6	3
Income (loss) from discontinued operations	$10	$(1,553)

California Precast Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Summary of discontinued operations
Below is a summary of the assets and liabilities from our California precast operations on the date of sale with comparable balances as of December 31, 2011 (in thousands):

	August 20,	December 31,
	2012	2011
Cash and cash equivalents	$85	$317
Trade accounts receivable, net	7,864	8,742
Inventories	7,090	6,870
Property, plant and equipment, net	6,965	7,203
Other assets	674	482
Total assets	$22,678	$23,614

Accounts payable	$2,062	$3,412
Accrued liabilities	596	1,819
Total liabilities	$2,658	$5,231

Arizona Precast Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Summary of discontinued operations
Below is a summary of the assets and liabilities from our Smith operations on the date of sale with comparable balances as of December 31, 2011(in thousands):

	December 17,	December 31,
	2012	2011
Cash and cash equivalents	$—	$2
Trade accounts receivable, net	1,045	1,125
Inventories	1,642	2,003
Property, plant and equipment, net	1,365	1,393
Other assets	—	89
Total assets	$4,052	$4,612

Current maturities of long-term debt	$156	$147
Accounts payable	463	539
Accrued liabilities	98	139
Long-term debt	137	293
Total liabilities	$854	$1,118

GOODWILL AND PURCHASED INTANGIBLE ASSETS, NET - (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule Presenting the Change in Goodwill
The change in goodwill from January 1, 2011 to December 31, 2012 is as follows (in thousands):

Total
Balance at January 1, 2011:
Goodwill	$1,481
Accumulated impairment	—
Balance at December 31, 2011	$1,481

Balance on January 1, 2012:
Goodwill	$1,481
Accumulated impairment	—
1,481
Acquisitions (See Note 2)	9,236
Balance at December 31, 2012	$10,717

Schedule of Finite-Lived Intangible Assets
Our intangible assets, which were fair valued and recorded as part of the acquisition of the Bode Companies, completed on October 30, 2012, are as follows (in thousands) as of December 31, 2012:

	Gross	Accumulated Amortization	Net	Weighted Average Remaining Life (in years)
Customer relationships	$13,500	$(225)	$13,275	9.83
Trade name	1,300	(22)	1,278	9.83
Backlog	800	(320)	480	0.25
Total intangible assets	$15,600	$(567)	$15,033	9.52

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
The estimated remaining amortization of our finite-lived intangible assets as of December 31, 2012, is as follows (in thousands):

Total for year
2013	$1,960
2014	1,480
2015	1,480
2016	1,480
2017	1,480
Thereafter	7,153
Total	$15,033

INVENTORIES - (Tables)	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
INVENTORIES
Inventory at December 31 consists of the following (in thousands):

	December 31, 2012	December 31, 2011
Raw materials	$22,082	$22,936
Precast products	—	6,772
Building materials for resale	1,645	1,992
Other	1,274	1,456
	$25,001	$33,156

PROPERTY, PLANT AND EQUIPMENT - (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
A summary of property, plant and equipment is as follows (in thousands):

	December 31, 2012	December 31, 2011
Land and mineral deposits	$41,922	$43,108
Buildings and improvements	12,922	14,069
Machinery and equipment	65,448	62,100
Mixers, trucks and other vehicles	36,100	31,138
Other, including construction in progress	2,752	879
	159,144	151,294
Less: accumulated depreciation and depletion	(38,273)	(25,069)
	$120,871	$126,225

ALLOWANCE FOR DOUBTFUL ACCOUNTS - (Tables)	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Activity in allowance for doubtful accounts
Activity in our allowance for doubtful accounts receivable consists of the following (in thousands):

	December 31, 2012	December 31, 2011
Balance, beginning of period	$2,537	$567
Provision for doubtful accounts	1,304	1,970
Uncollectible receivables written off, net of recoveries	(1,473)	—
Balance, end of period	$2,368	$2,537

ACCRUED LIABILITIES - (Tables)	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Summary of accrued liabilities
A summary of accrued liabilities is as follows (in thousands):

	December 31, 2012	December 31, 2011
Accrued insurance reserves	$9,816	$10,649
Accrued compensation and benefits	7,381	4,496
Accrued materials	5,745	4,907
Accrued property, sales and other taxes	4,632	4,251
Accrued rent	1,904	1,933
Accrued interest	547	664
Other	6,405	4,333
	$36,430	$31,233

DEBT - (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Summary of debt
A summary of our debt and capital leases is as follows (in thousands):

	December 31, 2012	December 31, 2011
Senior secured credit facility due 2015	$13,300	$—
Senior secured credit facility due 2014	—	15,116
Convertible secured notes due 2015, net of discount	46,142	43,844
Notes payable and other financing	4,017	1,687
Capital leases	—	439
	63,459	61,086
Less: current maturities	1,861	615
Total long-term debt	$61,598	$60,471

Schedule of Maturities of Long-term Debt
The principal amounts due under our debt agreements as of December 31, 2012, for the next five years are as follows (in thousands):

Year ending December 31,
2013	$1,861
2014	1,807
2015	68,649
2016	—
2017	—
Later years	—
$72,317

Target secured debt ratio as of the last day of each month
The maximum consolidated secured debt ratio, as of the last day of each fiscal month, is shown below:

Consolidated
Period	Secured Debt Ratio
April 1, 2012 — March 31, 2013	7.50 : 1.00
April 1, 2013 — March 31, 2014	7.00 : 1.00
April 1, 2014 — March 31, 2015	6.75 : 1.00
April 1, 2015 — and thereafter	6.50 : 1.00

DERIVATIVES - (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of derivative instruments at fair value
Our derivative instruments are summarized as follows:

		Fair Value
Derivative Instruments not designated as hedging instruments under ASC 815	Balance Sheet Location	December 31, 2012	December 31, 2011
Warrants	Current derivative liabilities	$4,857	$662
Convertible Note embedded derivative	Current derivative liabilities	17,173	1,643
		$22,030	$2,305

Effect of derivative instruments on the statement of operations
The following table presents the effect of derivative instruments on the statement of operations for the year ended December 31, 2012 and December 31, 2011 excluding income tax effects:

Derivative Instruments not designated as hedging instruments under ASC 815	Location of Income/(Loss) Recognized	December 31, 2012	December 31, 2011
Warrants	Derivative income (loss)	$(4,195)	$2,562
Convertible Note embedded derivative	Derivative income (loss)	(15,530)	10,860
		$(19,725)	$13,422

Volume positions of warrants and convertible notes
Warrant and Convertible Note volume positions are presented in the number of shares underlying the respective instruments.  The table below presents our volume positions as of December 31, 2012 and December 31, 2011:

Derivative Instruments not designated as hedging instruments under ASC 815	Number of Shares
Warrants	3,000,000
Convertible Note embedded derivative	5,238,095
8,238,095

FAIR VALUE DISCLOSURES - (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Shcedule Of Fair Value Measurements Hierarchy
The following table presents our fair value hierarchy for liabilities measured at fair value on a recurring basis as of December 31, 2012 and 2011 (in thousands):

	As of December 31, 2012
	Total	Level 1	Level 2	Level 3
Derivative – Warrants(1)	$4,857	$—	$—	$4,857
Derivative – Convertible Notes Embedded Derivative(2)	17,173	—	—	17,173
Other Obligations - Long-Term Incentive Plan (3)	7,000	—	—	7,000
	$29,030	$—	$—	$29,030

	As of December 31, 2011
	Total	Level 1	Level 2	Level 3
Derivative – Warrants(1)	$662	$—	$—	$662
Derivative – Convertible Notes Embedded Derivative(2)	1,643	—	—	1,643
	$2,305	$—	$—	$2,305

(1)	Represents the Warrants issued in conjunction with our Plan of Reorganization.

(2)
Represents the compound embedded derivative included in our Convertible Notes (see Note 11). The compound embedded derivative includes the value associated with the noteholders’ conversion option, as well as certain rights to receive “make-whole” amounts. The “make-whole” provision(s) provides that, upon certain contingent events, if conversion is elected on the Convertible Notes, we may be obligated to pay such holder an amount in cash, or shares of common stock to compensate noteholders who have converted early as a result of these contingent events, interest and time value of the conversion option foregone via the conversion.

(3)
Represents the fair value of our obligations to the Bode Companies' former owners as part of the acquisition of the Bode Companies in October 2012. The fair value was determined based on expected payouts that will be due to the former owners based on the achievement of certain incremental sales volume milestones, using a contractual discount rate of 7.0%. These payments are capped at a fair value of $7.0 million.

Reconciliation of the changes in Level 3 fair value measurements
A reconciliation of the changes in Level 3 fair value measurements is as follows for December 31, 2012 and 2011 (in thousands):

	Warrants	Convertible Notes Embedded Derivative	Long-Term Incentive Plan, or LTIP
Balance at January 1, 2011	$3,224	$12,503	$—
Purchases, issuances, and settlements	—	—	—
Total (gains) losses included in net loss	(2,562)	(10,860)	—
Balance at December 31, 2011	662	1,643	—
Purchases, issuances, and settlements	—	—	—
LTIP liability recorded with acquisition of the Bode Companies	—	—	7,000
LTIP payments	—	—	—
Total (gains) losses included in net loss	4,195	15,530	—
Balance at December 31, 2012	$4,857	$17,173	$7,000

Stockholder's Equity (Tables)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Schedule of Common Stock Outstanding Roll Forward
The following table presents information regarding U.S. Concrete’s common stock (in thousands):

	December 31, 2012	December 31, 2011
Shares authorized	100,000	100,000
Shares outstanding at end of period	13,358	12,867
Shares held in treasury	118	60

INCOME TAXES - (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of our effective income tax rate to the amounts calculated by applying the federal statutory corporate tax rate of 35% is as follows (in thousands):

	Year Ended December 31, 2012	Year Ended December 31, 2011
Tax (benefit) expense at statutory rate	$(10,328)	$(3,825)
Add (deduct):
State income taxes	(1,552)	1
Nondeductible items	2,095	1,949
Valuation Allowance	6,165	1,719
Unrecognized tax benefit	(51)	(1,226)
Other	(89)	603
Income tax provision (benefit)	$(3,760)	$(779)
Effective income tax rate	12.7%	7.1%

Schedule of Components of Income Tax Expense (Benefit)
The amounts of our consolidated federal and state income tax provision (benefit) from continuing operations are as follows (in thousands):

	Year Ended December 31, 2012	Year Ended December 31, 2011
Current:
Federal	$—	$(371)
State	304	(782)
	304	(1,153)
Deferred:
Federal	$(3,623)	$169
State	(441)	205
	(4,064)	374
Income tax provision (benefit) from continuing operations	$(3,760)	$(779)

Schedule of Deferred Tax Assets and Liabilities
We present the effects of those differences as deferred income tax liabilities and assets, as follows (in thousands):

	December 31, 2012	December 31, 2011
Deferred tax assets:
Derivatives	$2,176	$—
Goodwill and other intangibles	11,822	14,962
Receivables	1,208	1,862
Inventory	3,275	4,483
Accrued insurance	3,972	4,370
Other accrued expenses	6,027	3,899
Capital loss carryforwards	4,232	5,315
Net operating loss carryforwards	28,683	25,934
Other	291	291
Total gross deferred tax assets	61,686	61,116
Valuation allowance	(44,926)	(38,769)
Net deferred tax assets	16,760	22,347
Deferred income tax liabilities:
Property, plant and equipment, net	17,212	17,516
Derivatives	—	5,912
Total gross deferred tax liabilities	17,212	23,428
Net deferred tax liability	$452	$1,081
The allocation of deferred taxes between current and long-term as of December 31, 2012 and 2011 is as follows:
	2012	2011
Current deferred tax asset, net	$2,835	$4,573
Long-term deferred tax liability, net	3,287	5,654
Net deferred tax liability	$452	$1,081

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

Balance as of January 1, 2011	$8,016
Additions for tax positions related to prior years	102
Reductions for tax positions of prior years	(844)
Reductions due to lapse of statute of limitations	(718)
Balance as of December 31, 2011	$6,556
Additions for tax positions related to current year	145
Additions for tax positions related to prior years	508
Reductions due to lapse of statute of limitations	(611)
Balance as of December 31, 2012	$6,598

STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Restricted Stock Unit Activity
Restricted stock unit activity for the years ending December 31, 2012 and December 31, 2011 was as follows (shares in thousands):

	For the years ended December 31,
	2012		2012
	Number of Units	Weighted- Average Grant Date Fair Value	Number of Units	Weighted- Average Grant Date Fair Value
Unvested restricted stock units outstanding at beginning of period	166	$8.03	406	$8.00
Granted	9	5.00	6	9.11
Vested	(117)	7.78	(164)	8.01
Canceled	(21)	7.99	(82)	8.00
Unvested restricted stock units outstanding at end of period	37	$8.09	166	$8.03

Restricted Stock Award Activity
Restricted stock award activity for the year ended December 31, 2012 and December 31, 2011 was as follows (shares in thousands):

	For the years ended December 31,
	2012		2011
	Number of Shares	Weighted- Average Grant Date Fair Value	Number of Shares	Weighted- Average Grant Date Fair Value
Unvested restricted stock awards outstanding at beginning of period	750	$4.74	—	$—
Granted	492	3.51	836	4.87
Vested	(112)	6.00	(86)	6.00
Canceled	(60)	3.40	—	—
Unvested restricted stock awards outstanding at end of period	1,070	$4.18	750	$4.74

Stock Option Activity
 Stock option activity information for the years ended December 31, 2012 and December 31, 2011 is as follows (shares in thousands):

	For the years ended December 31,
	2012		2011
	Number of Shares Underlying Options	Weighted- Average Exercise Price	Number of Shares Underlying Options	Weighted- Average Exercise Price
Options outstanding at beginning of year	178	$17.23	240	$17.23
Granted	—	—	5	17.23
Exercised	—	—	—	—
Canceled	(71)	17.23	(67)	17.23
Options outstanding at end of year	107	$17.23	178	$17.23
Options exercisable at end of year	77	$17.23	88	$17.23

Summary Information About Stock Options Outstanding
The following table summarizes information about stock options outstanding as of December 31, 2012 (shares in thousands):

	Options Outstanding			Options Exercisable
Range of exercise prices	Number of Shares Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Shares Outstanding	Weighted Average Exercise Price
$12.00 - $12.00	35	6.5	$12.00	25	$12.00
$15.00 - $15.00	36	6.5	15.00	26	15.00
$22.69 - $22.69	18	6.5	22.69	13	22.69
$26.68 - $26.68	18	6.5	26.68	13	26.68
$12.00 - $26.68	107	6.5	$17.23	77	$17.23

NET (LOSS) EARNINGS PER SHARE - (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following table shows the type and number (in thousands) of potentially dilutive shares excluded from the diluted earnings (loss) per share calculations for the periods presented as their effect would have been anti-dilutive:

	December 31, 2012	December 31, 2011
Potentially dilutive shares:
Convertible notes	5,238	5,238
Unvested restricted stock awards and restricted stock units	1,107	916
Stock options	107	178
Warrants	3,000	3,000
Total potentially dilutive shares	9,452	9,332

BUSINESS SEGMENTS - (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Schedule of continuing operations by reportable segment
The following table sets forth certain financial information relating to our continuing operations by reportable segment (in thousands):

	Year Ended December 31, 2012	Year Ended December 31, 2011
Revenue:
Ready-mixed concrete
Sales to external customers	$473,767	$387,979
Intersegment sales	40	77
Aggregate products
Sales to external customers	18,261	13,419
Intersegment sales	13,736	10,458
Total Reportable Segment Revenue	505,804	411,933
Other products and eliminations	25,243	33,871
Total revenue	$531,047	$445,804

Loss from Continuing Operations:
Reportable Segment Adjusted EBITDA:
Ready-mixed concrete	$41,486	$22,205
Aggregate products	4,142	3,203
Total reportable segment adjusted EBITDA	45,628	25,408

Other products and eliminations income (loss) from operations	116	(2,054)
Corporate loss from operations	(30,057)	(22,274)
Depreciation, depletion and amortization for reportable segments	(12,549)	(14,610)
Interest expense, net	(11,344)	(11,057)
Corporate loss on early extinguishment of debt	(2,630)	—
Corporate derivative (loss) income	(19,725)	13,422
Corporate, other products and eliminations other income, net	1,052	236
Loss from continuing operations before income taxes	$(29,509)	$(10,929)

Capital Expenditures:
Ready-mixed concrete	$5,232	$5,197
Aggregate products	1,752	478
Other products and corporate	1,036	248
Total capital expenditures	$8,020	$5,923

Revenue by Product:
Ready-mixed concrete	$473,767	$387,979
Aggregate products	18,261	13,419
Precast concrete products	13,826	17,768
Building materials	11,363	10,647
Lime	6,762	6,531
Hauling	4,729	6,169
Other	2,339	3,291
Total revenue	$531,047	$445,804

	2012	2011
Identifiable Assets (as of December 31):
Ready-mixed concrete	$75,469	$69,508
Aggregate products	34,316	35,289
Other products and corporate	11,086	21,428
Total Identifiable assets	$120,871	$126,225

COMMITMENTS AND CONTINGENCIES - (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments
Future minimum rental payments with respect to our lease obligations as of December 31, 2012, are as follows:

Operating Leases
(in millions)
Year ending December 31:
2013	$8.8
2014	7.5
2015	6.1
2016	5.2
Later years	15.9
$43.5

EMPLOYEE BENEFIT PLANS AND MULTI-EMPLOYER PENSION PLANS - (Tables)	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Schedule of Multiemployer Plans

Pension Fund	EIN/ PPN	Pension Protection Act Zone Status	FIP/RP Status Pending/ Implemented	Contributions (in Thousands)		Surcharge Imposed	Expiration Date of Collective Bargaining Agreement
		2012		2012	2011
Western Conference Teamster Pension Plan	91-6145047/001	Green	No	$2,514	$2,382	No	6/30/2013
Operating Engineers Pension Trust Fund	94-60907064/001	Orange	No	534	511	No	7/1/2014
Local 282 Pension Trust Fund	011-6245313/001	Green	Yes	584	508	No	6/30/2016
Trucking Employees of New Jersey Pension Fund	22-6063701/001	Red	Yes	426	377	Yes	4/30/2013
Westchester Teamsters Pension Fund	13-6123973/001	Green	No	150	190	No	5/31/2014
Teamsters Local 445 Construction Division Pension Fund	22-1864489/001	Yellow	Yes	165	187	No	6/30/2014
Pension Fund of OE 825	22-6033380/001	Orange	Yes	124	129	No	5/31/2013 to 3/31/2016
Local No. 863 Pension Plan	22-1598194/001	Red	Yes	134	117	Yes	4/30/2013
Other	Various	Various	Various	316	347	Various	4/30/2013 to 8/31/2016
				$4,947	$4,748

QUARTERLY SUMMARY (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information
 QUARTERLY SUMMARY (unaudited)

	2012
	(in thousands, except per share data)
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenue - continuing operations	$110,915	$138,177	$147,046	$134,909
Net income (loss)	$(10,230)	$(308)	$(3,211)	$(11,990)
Net income (loss) per share-basic	$(0.84)	$(0.03)	$(0.26)	$(0.98)
Net income (loss) per share-diluted	$(0.84)	$(0.03)	$(0.26)	$(0.98)

	2011
	(in thousands, except per share data)
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenue - continuing operations	$78,023	$117,439	$132,554	$117,788
Net income (loss)	$(24,714)	$2,548	$9,609	$854
Net income (loss) per share-basic	$(2.07)	$0.21	$0.80	$0.07
Net income (loss) per share-diluted	$(2.07)	$0.21	$0.67	$0.07

ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2012
Buildings and Land Improvements | Minimum
Property, Plant and Equipment [Line Items]
Useful lives	10 years
Buildings and Land Improvements | Maximum
Property, Plant and Equipment [Line Items]
Useful lives	40 years
Machinery and Equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful lives	10 years
Machinery and Equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful lives	30 years
Vehicles | Minimum
Property, Plant and Equipment [Line Items]
Useful lives	1 year
Vehicles | Maximum
Property, Plant and Equipment [Line Items]
Useful lives	12 years
Other | Minimum
Property, Plant and Equipment [Line Items]
Useful lives	3 years
Other | Maximum
Property, Plant and Equipment [Line Items]
Useful lives	10 years

ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Debt Issuance Cost	$ 4,200,000	$ 7,200,000
Standby letters of credit	12,200,000
Accrued self-insured claims	9,000,000	9,900,000
Deferred tax assets, valuation allowance	44,926,000	38,769,000
Convertible notes fair value	68,800,000
Fair value of embedded derivative agreement in the convertible debt	17,200,000
Fair balue of issued warrants	4,900,000
Fair value of long-term incentive plan acquired	$ 7,000,000

ACQUISITIONS, DISPOSITIONS AND ASSETS HELD FOR SALE - Purchase of Colorado River Concrete Assets (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012 West Texas Market - 4 Plants Installments Processing_Facility	Sep. 14, 2012 West Texas Market - 4 Plants
Business Acquisition [Line Items]
Number of plants acquired			4
Cash paid on acquisition			$ 2,400,000
Promissory note issued on acquisition			1,900,000
Stated interest rate				4.50%
Number of equal installments			24
Number of major markets in which to expand with purchase of assets			2
Plant and equipment acquired			3,200,000
Inventory			200,000
Goodwill	10,717,000	1,481,000	1,000,000
Liabilities assumed			$ 0

ACQUISITIONS, DISPOSITIONS AND ASSETS HELD FOR SALE - Purchase of Bode Gravel and Bode Concrete Equity Interests (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended
	Oct. 30, 2012	Dec. 31, 2012	Dec. 31, 2011 cubic_yard Portable_Processing_Facility Mixer_Truck Processing_Facility
Business Acquisition [Line Items]
Severance Costs		$ 2.2
Bode Gravel and Bode Concrete LLC
Business Acquisition [Line Items]
Amortization of Intangible Assets		0.9	2.3
Period in which to finalize purchase price allocation	1 year
Number of plants acquired			2
Number of portable plants acquired			1
Number of mixer trucks			41
Ready-mix concrete (in cubic yards)			243,000
Cash paid on acquisition	24.5
Post-closing adjustments	1.6
Term of contingent consideration	6 years
Accrual for toal contingent consideration	7
Business Combination, Consideration Transferred	33.1
Severance Costs		0.6
Legal Fees		$ 0.3

ACQUISITIONS, DISPOSITIONS AND ASSETS HELD FOR SALE - Schedule of Assets Acquired and Liabilities Assumed (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Oct. 30, 2012 Bode Gravel and Bode Concrete LLC	Oct. 30, 2012 Bode Gravel and Bode Concrete LLC Trade name	Oct. 30, 2012 Bode Gravel and Bode Concrete LLC Customer relationships	Oct. 30, 2012 Bode Gravel and Bode Concrete LLC Backlog
Business Acquisition [Line Items]
Accounts receivable			$ 7,194
Inventory			156
Property, plant and equipment			9,284
Intangible assets				1,300	13,500	800
Other assets			245
Assets acquired			32,479
Accounts payable			2,920
Accrued expenses			1,329
Deferred tax liability			3,385
Long-term incentive plan			7,000
Liabilities assumed			14,634
Goodwill	10,717	1,481	8,254
Net assets acquired			$ 26,099

ACQUISITIONS, DISPOSITIONS AND ASSETS HELD FOR SALE - Pro Forma Information (Details) (Bode Gravel and Bode Concrete LLC, USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Bode Gravel and Bode Concrete LLC
Business Acquisition [Line Items]
Revenue from continuing operations	$ 563,706	$ 477,778
Net loss		$ (11,858)
Loss per share, basic and diluted		$ (0.99)

ACQUISITIONS, DISPOSITIONS AND ASSETS HELD FOR SALE - Sale of Smith Precast Operations and Other (Details) (USD $)	12 Months Ended			0 Months Ended		3 Months Ended	12 Months Ended					1 Months Ended	12 Months Ended				1 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Aug. 02, 2012 California Precast Operations	Dec. 17, 2012 Smith Precast	Oct. 05, 2012 Aggregate assets - New Jersey	Jun. 30, 2012 Aggregate assets - New Jersey	Dec. 31, 2012 Aggregate assets - New Jersey Installments	Dec. 31, 2012 Northern California	Dec. 31, 2012 Land and Buildings in Northern California	Oct. 31, 2012 West Texas Market - 1 Plant Processing_Facility	Apr. 30, 2011 West Texas Market - 1 Plant	Oct. 31, 2010 West Texas Market - 3 Plants	Dec. 31, 2012 West Texas Market - 3 Plants	Oct. 30, 2010 West Texas Market - 3 Plants	Jun. 30, 2011 Transport Equipment Northern California	Mar. 31, 2011 Transport Equipment Northern California	Sep. 30, 2010 Redemption of Subsidiary Interest	Aug. 31, 2010 Redemption of Subsidiary Interest	Dec. 31, 2012 Redemption of Subsidiary Interest	Dec. 31, 2011 Redemption of Subsidiary Interest
Acquisitions and Dispositions [Line Items]
Proceeds from sale			$ 21,300,000						$ 3,200,000							$ 900,000
Sale of Certain Precast Operations	27,022,000	0		4,300,000
Accrual of additional purchase consideration					1,400,000	1,400,000
Debt Instrument, Face Amount							1,000,000
Number of equal installments							8
Stated interest rate							2.50%							5.00%
Repayments of notes issued on acquisition	1,277,000	1,595,000					100,000						400,000
Carrying value of assets held for sale								2,600,000							800,000
Gain on sale of assets held for sale	649,000	1,221,000						600,000
Number of plants acquired										3
Purchase price					1,000,000						200,000	3,000,000
Cash paid on acquisition												400,000
Percentage of ownership interest redeemed (in hundredths)																		60.00%
Payments for redemption of interest																		640,000	750,000	750,000
Promissory notes issued as partial consideration												$ 2,600,000					$ 1,500,000

DISCONTINUED OPERATIONS - Textual (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Aug. 20, 2012 California Precast Operations	Dec. 31, 2011 California Precast Operations	Dec. 17, 2012 Arizona Precast Operations	Dec. 31, 2011 Arizona Precast Operations
Discontinued operations included in the accompanying condensed consolidated statements of operations [Abstract]
Revenue	$ 34,055,000	$ 49,204,000
Depreciation, depletion and amortization, or DD&A	(652,000)	(1,076,000)
Operating expenses, excluding DD&A, and other income	(35,553,000)	(49,684,000)
Loss from discontinued operations	(2,150,000)	(1,556,000)
Gain on disposal of assets	2,154,000	0
Income (loss) from discontinued operations, before income taxes	4,000	(1,556,000)
Income tax benefit	6,000	3,000
Income (loss) from discontinued operations	10,000	(1,553,000)
Summary of balance sheet from disposed operations [Abstract]
Cash and cash equivalents			85,000	317,000	0	2,000
Trade accounts receivable, net			7,864,000	8,742,000	1,045,000	1,125,000
Inventories			7,090,000	6,870,000	1,642,000	2,003,000
Property, plant and equipment, net			6,965,000	7,203,000	1,365,000	1,393,000
Other assets			674,000	482,000	0	89,000
Total assets			22,678,000	23,614,000	4,052,000	4,612,000
Current maturities of long-term debt					156,000	147,000
Accounts payable			2,062,000	3,412,000	463,000	539,000
Accrued liabilities			596,000	1,819,000	98,000	139,000
Long-term debt	72,317,000				137,000	293,000
Total liabilities			2,658,000	5,231,000	854,000	1,118,000
Trade accounts receivable, allowances			41,000	100,000	31,000	100,000
Property, plant and equipment, accumulated depreciation			$ 1,400,000	$ 1,100,000	$ 500,000	$ 300,000

GOODWILL AND PURCHASED INTANGIBLE ASSETS, NET - Textual (Details) (USD $)	12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Customer relationships	Dec. 31, 2012 Trade name	Dec. 31, 2012 Backlog	Sep. 30, 2012 West Texas Operations Processing_Facility	Oct. 31, 2010 West Texas Operations Processing_Facility	Oct. 31, 2012 Bode Gravel and Bode Concrete LLC	Oct. 30, 2012 Bode Gravel and Bode Concrete LLC Processing_Facility	Dec. 31, 2011 Bode Gravel and Bode Concrete LLC Mixer_Truck Portable_Processing_Facility
Goodwill and Intangibles [Line Items]
Number of plants acquired						4	3		2
Number of portable plants acquired										1
Goodwill	$ 10,717,000	$ 1,481,000				$ 1,000,000	$ 1,500,000	$ 8,200,000
Number of mixer trucks										41
Goodwill impairment	0
Useful life				10 years	5 months
Accumulated Amortization	$ 567,000		$ 225,000	$ 22,000	$ 320,000

GOODWILL AND PURCHASED INTANGIBLE ASSETS, NET - Schedule of Goodwill (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Roll Forward]
Goodwill	$ 1,481
Goodwill, gross		1,481	1,481
Accumulated impairment		0
Acquisitions (See Note 2)	9,236
Goodwill	$ 10,717

GOODWILL AND PURCHASED INTANGIBLE ASSETS, NET - Schedule of Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	2 Months Ended
Dec. 31, 2012
Finite Lived Intangible Assets [Line Items]
Gross	$ 15,600
Accumulated Amortization	(567)
Net	15,033
Weighted Average Useful Life	9 years 6 months 7 days
Customer relationships
Finite Lived Intangible Assets [Line Items]
Gross	13,500
Accumulated Amortization	(225)
Net	13,275
Weighted Average Useful Life	9 years 9 months 29 days
Trade name
Finite Lived Intangible Assets [Line Items]
Gross	1,300
Accumulated Amortization	(22)
Net	1,278
Weighted Average Useful Life	9 years 9 months 29 days
Backlog
Finite Lived Intangible Assets [Line Items]
Gross	800
Accumulated Amortization	(320)
Net	$ 480
Weighted Average Useful Life	3 months

GOODWILL AND PURCHASED INTANGIBLE ASSETS, NET - Schedule of Estimated Amortization of Finite-Lived Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Estimated remaining amortization finite-lived assets, 2013	$ 1,960
Estimated remaining amortization finite-lived assets, 2014	1,480
Estimated remaining amortization finite-lived assets, 2015	1,480
Estimated remaining amortization finite-lived assets, 2016	1,480
Estimated remaining amortization finite-lived assets, 2017	1,480
Estimated remaining amortization finite-lived assets, 2017 and Thereafter	7,153
Net	$ 15,033

INVENTORIES - (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventory Disclosure [Abstract]
Raw materials	$ 22,082	$ 22,936
Precast products	0	6,772
Building materials for resale	1,645	1,992
Other	1,274	1,456
Inventory, Net	$ 25,001	$ 33,156

PROPERTY, PLANT AND EQUIPMENT - (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 159,144,000	$ 151,294,000
Less: accumulated depreciation and depletion	(38,273,000)	(25,069,000)
Property, Plant and Equipment, Net	120,871,000	126,225,000
Mineral Properties, Net	13,200,000	12,900,000
Land and mineral deposits
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	41,922,000	43,108,000
Buildings and improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	12,922,000	14,069,000
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	65,448,000	62,100,000
Mixers, trucks and other vehicles
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	36,100,000	31,138,000
Other, including construction in progress
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 2,752,000	$ 879,000

ALLOWANCE FOR DOUBTFUL ACCOUNTS - (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance, beginning of period	$ 2,537	$ 567
Provision for doubtful accounts	1,304	1,970
Uncollectible receivables written off, net of recoveries	(1,473)	0
Balance, end of period	$ 2,368	$ 2,537

ACCRUED LIABILITIES - (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Payables and Accruals [Abstract]
Accrued Insurance	$ 9,816	$ 10,649
Accrued Employee Related	7,381	4,496
Accrued Materials, Current	5,745	4,907
Accrual for Taxes Other than Income Taxes	4,632	4,251
Accrued Rent	1,904	1,933
Accrued Interest	547	664
Other Liabilities	6,405	4,333
Accrued Liabilities and Other Liabilities	$ 36,430	$ 31,233

DEBT - (Details) (USD $)	12 Months Ended						12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2012 Convertible Debt	Dec. 31, 2011 Convertible Debt	Dec. 31, 2012 Letter of Credit [Member]	Dec. 31, 2012 Revolving Credit Facility	Dec. 31, 2012 Senior secured credit facility due 2015	Sep. 30, 2012 Senior secured credit facility due 2015	Dec. 31, 2012 Senior secured credit facility due 2015 Discretionary Over-Advances	Dec. 31, 2012 Senior secured credit facility due 2015 Swingline Loan	Dec. 31, 2012 Senior secured credit facility due 2015 Accordion Feature	Dec. 31, 2012 2012 Credit Facility Letter of Credit [Member]	Dec. 31, 2012 Senior Credit Facility Due 2014 Revolving Facility First Amendment	Dec. 31, 2012 Federal Funds Rate Plus Percentage Senior secured credit facility due 2015	Dec. 31, 2012 London Interbank Offered Rate Plus Percentage Senior secured credit facility due 2015	Aug. 31, 2010 Convertible Notes Payable	Aug. 31, 2010 Convertible Note embedded derivative
Debt Instrument [Line Items]
Convertible Debt, Fair Value Disclosures	$ 68,800,000		$ 68,800,000	$ 53,800,000
Embeded derivative			17,200,000	1,600,000
Weighted average interest rate			17.38%			4.08%
Outstanding borrowings							13,300,000
Remaining borrowing capacity					12,200,000		30,000,000
Unused borrowing capacity							52,400,000
Borrowing capacity under credit agreements								80,000,000	8,000,000	10,000,000	45,000,000	30,000,000	75,000,000
Basis spread on variable rates basis loans							2.75%							0.50%	1.00%
Duration in which interest rate is applicable							30 days
Second basis spread on base rate loans							1.50%
Letter of credit fee percentage												2.75%
Fronting fee percentage												0.13%
Commitment fee percentage							0.38%
Limitation on borrowing base, accounts receivable, percentage							90.00%
Limitation on borrowing base, accounts receivable, reduction in percentage							85.00%
Limitation on borrowing base, value of eligible inventory, percentage							55.00%
Limitation on borrowing base, product, percentage							85.00%
Limitation on borrowing base, amount							20,000,000
Limitation on borrowing base, net orderly liquidation value, percentage							85.00%
Limitation on borrowing base, cost of newly acquired trucks net of a provisions for depreciation on eligible trucks and liquidation of eligible trucks, percentage							80.00%
Reduction to limitation on borrowing base, newly acquired trucks to be reduced by orderly liquidation value of eligible trucks, percentage							85.00%
Reduction to limitation on borrowing base, newly acquired trucks to be reduced by depreciation of eligible trucks since last appraisal, percentage							85.00%
Fixed charge coverage ratio							100.00%
Coverage ratio, measurement period							12 months
Fixed charge coverage ratio							297.00%
Aggregate principal amount of convertible notes		55,000,000
Stated interest rate																9.50%
Unamortized discount																	13,600,000
Consolidated secured debt ratio	322.00%
Conversion rate	95.23809524
Principal surrendered for shares	1,000
Closing price of common stock in excess of conversion price, percentage	150.00%
Conversion price numerator	1,000
Closing price of common stock in excess of conversion price, period in which the company may provide a conversion event notice, business days	20 days
Closing price of common stock in excess of conversion price, period of time in which the company may provide a conversion event notice	30 days
Period of time in which the conversion event will terminate	46 days
Period of time in which the conversion holder has to convert its convertible notes	45 days
Period of time in which notes not converted by the conversion termination date may at the holder's election be convert to common stock	180 days
Conversion cap, percentage of common stock outstanding	9.90%
Collateral cutback provision, percentage limitation that collateral securing the convertible notes includes capital stock only to the extent that the applicable value of such capital stock	20.00%
Value of capital stock in excess of the principal amount of the convertible notes	20.00%
Value of outstanding principal amount of convertible notes, percent	20.00%
Value of outstanding principal amount of convertible notes, amount	$ 11,000,000
Aggregate percentage of consolidated assets	86.00%
Aggregate percentage of consolidated revenues	90.00%

DEBT - Summary of Our Debt and Capital Leases (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Long-term debt	$ 72,317
Long-term debt, net of current maturities	63,459	61,086
Long-term Debt and Capital Lease Obligations, Current	(1,861)	(615)
Long-term debt, net of current maturities	61,598	60,471
Senior secured credit facility due 2015
Debt Instrument [Line Items]
Long-term debt	13,300	0
Senior secured credit facility due 2014
Debt Instrument [Line Items]
Long-term debt	0	15,116
Convertible secured notes due 2015, net of discount
Debt Instrument [Line Items]
Long-term debt	46,142	43,844
Notes payable and other financing
Debt Instrument [Line Items]
Long-term debt	4,017	1,687
Capital leases
Debt Instrument [Line Items]
Long-term debt	$ 0	$ 439

DEBT - Principal Amounts Due Under Debt Agreements For the Next Five Years (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Debt Disclosure [Abstract]
2013	$ 1,861
2014	1,807
2015	68,649
2016	0
2017	0
Later years	0
Long-term debt	$ 72,317

DEBT - Consolidated Secured Debt Ratio (Details)	Dec. 31, 2012
April 1, 2012 — March 31, 2013
Debt Instrument [Line Items]
Secured Debt Ratio	7.5
April 1, 2013 — March 31, 2014
Debt Instrument [Line Items]
Secured Debt Ratio	7
April 1, 2014 — March 31, 2015
Debt Instrument [Line Items]
Secured Debt Ratio	6.75
April 1, 2015 — and thereafter
Debt Instrument [Line Items]
Secured Debt Ratio	6.5

EXTINGUISHMENT OF DEBT - (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Extinguishment of Debt Disclosures [Abstract]
Loss on extinguishment of debt	$ 2.6
Deferred finance costs	$ 1.4

DERIVATIVES - Derivative Activity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Derivative [Line Items]
Fair Value			$ 2,305
Warrants
Derivative [Line Items]
Fair Value	4,857	[1]	662	[1]
Convertible Note embedded derivative
Derivative [Line Items]
Fair Value	17,173	[2]	1,643	[2]
Derivative Instruments not designated as hedging instruments under ASC 815
Derivative [Line Items]
Fair Value	22,030		2,305
Number of Shares	8,238,095		8,238,095
Derivative Instruments not designated as hedging instruments under ASC 815 | Warrants
Derivative [Line Items]
Number of Shares	3,000,000		3,000,000
Derivative Instruments not designated as hedging instruments under ASC 815 | Convertible Note embedded derivative
Derivative [Line Items]
Number of Shares	5,238,095		5,238,095
Derivative income (loss) | Derivative Instruments not designated as hedging instruments under ASC 815
Derivative [Line Items]
Derivative income (loss)	(19,725)		13,422
Derivative income (loss) | Derivative Instruments not designated as hedging instruments under ASC 815 | Warrants
Derivative [Line Items]
Derivative income (loss)	(4,195)		2,562
Derivative income (loss) | Derivative Instruments not designated as hedging instruments under ASC 815 | Convertible Note embedded derivative
Derivative [Line Items]
Derivative income (loss)	(15,530)		10,860
Current derivative liabilities | Derivative Instruments not designated as hedging instruments under ASC 815 | Warrants
Derivative [Line Items]
Fair Value	4,857		662
Current derivative liabilities | Derivative Instruments not designated as hedging instruments under ASC 815 | Convertible Note embedded derivative
Derivative [Line Items]
Fair Value	$ 17,173		$ 1,643

[1]	Represents the Warrants issued in conjunction with our Plan of Reorganization.
[2]	Represents the compound embedded derivative included in our Convertible Notes (see Note 11). The compound embedded derivative includes the value associated with the noteholders’ conversion option, as well as certain rights to receive “make-whole” amounts. The “make-whole” provision(s) provides that, upon certain contingent events, if conversion is elected on the Convertible Notes, we may be obligated to pay such holder an amount in cash, or shares of common stock to compensate noteholders who have converted early as a result of these contingent events, interest and time value of the conversion option foregone via the conversion.

OTHER LONG-TERM OBLIGATIONS AND DEFERRED CREDITS (Details) (Long Term Incentive Plan [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Long Term Incentive Plan [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Long term incentive plan, discount rate	7.00%
Long term incentive plan, fair value of future payments	$ 7
Deferred compensation obligation liability	$ 7
Long term incentive plan, remaining contractual term	6 years

FAIR VALUE DISCLOSURES - Fair Value (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value			$ 2,305
Derivative and Other Financial Instruments, Liabilities, Fair Value Disclosure	29,030
Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	7,000	[1]
Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	4,857	[2]	662	[2]
Convertible Note embedded derivative
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	17,173	[3]	1,643	[3]
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value			0
Derivative and Other Financial Instruments, Liabilities, Fair Value Disclosure	0
Level 1 | Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	[1]
Level 1 | Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	[2]	0	[2]
Level 1 | Convertible Note embedded derivative
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	[3]	0	[3]
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value			0
Derivative and Other Financial Instruments, Liabilities, Fair Value Disclosure	0
Level 2 | Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	[1]
Level 2 | Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	[2]	0	[2]
Level 2 | Convertible Note embedded derivative
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	[3]	0	[3]
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value			2,305
Derivative and Other Financial Instruments, Liabilities, Fair Value Disclosure	29,030
Level 3 | Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	7,000	[1]
Level 3 | Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	4,857	[2]	662	[2]
Level 3 | Convertible Note embedded derivative
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 17,173	[3]	$ 1,643	[3]

[1]	Represents the fair value of our obligations to the Bode Companies' former owners as part of the acquisition of the Bode Companies in October 2012. The fair value was determined based on expected payouts that will be due to the former owners based on the achievement of certain incremental sales volume milestones, using a contractual discount rate of 7.0%. These payments are capped at a fair value of $7.0 million.
[2]	Represents the Warrants issued in conjunction with our Plan of Reorganization.
[3]	Represents the compound embedded derivative included in our Convertible Notes (see Note 11). The compound embedded derivative includes the value associated with the noteholders’ conversion option, as well as certain rights to receive “make-whole” amounts. The “make-whole” provision(s) provides that, upon certain contingent events, if conversion is elected on the Convertible Notes, we may be obligated to pay such holder an amount in cash, or shares of common stock to compensate noteholders who have converted early as a result of these contingent events, interest and time value of the conversion option foregone via the conversion.

FAIR VALUE DISCLOSURES - Reconciliation of the Changes in Level 3 Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Contingent Consideration
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	$ 0	$ 0
Purchases, issuances, and settlements	0	0
LTIP liability recorded with acquisition of the Bode Companies	7,000
LTIP payments	0
Total (gains) losses included in net loss	0	0
Ending Balance	7,000	0
Convertible Note embedded derivative | Convertible Debt Securities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	1,643	12,503
Purchases, issuances, and settlements	0	0
LTIP liability recorded with acquisition of the Bode Companies	0
LTIP payments	0
Total (gains) losses included in net loss	15,530	(10,860)
Ending Balance	17,173	1,643
Warrants | Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	662	3,224
Purchases, issuances, and settlements	0	0
LTIP liability recorded with acquisition of the Bode Companies	0
LTIP payments	0
Total (gains) losses included in net loss	4,195	(2,562)
Ending Balance	$ 4,857	$ 662

FAIR VALUE DISCLOSURES - Textual (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes fair value	$ 68,800,000
Contingent Consideration
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value discount rate	7.00%
LTIP liability recorded with acquisition of the Bode Companies	7,000,000
Leverl 3 fair value at year end	7,000,000	0	0
Convertible Debt Securities [Member] | Convertible Note embedded derivative
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
LTIP liability recorded with acquisition of the Bode Companies	0
Leverl 3 fair value at year end	$ 17,173,000	$ 1,643,000	$ 12,503,000

Stockholder's Equity - Common Stock (Details) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Equity [Abstract]
Common stock, authorized (in shares)	100,000	100,000
Common stock, outstanding (in shares)	13,358	12,867
Shares held in treasury	118	60

Stockholder's Equity - (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Class of Stock [Line Items]
Common stock shares authrized	100,000,000	100,000,000
Common stock par value	$ 0.001	$ 0.001
Preferred stock, authorized (in shares)	10,000,000	10,000,000
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred Stock, Shares Outstanding		0
Shares held in treasury	118,000	60,000
Value of shares held in relation to employees restricted stock units	$ 744	$ 415
Restricted Stock
Class of Stock [Line Items]
Shares held in treasury	58,000
Value of shares held in relation to employees restricted stock units	$ 300

WARRANTS - (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Aug. 31, 2010 Tranch	Dec. 31, 2012
Class of Warrant or Right [Line Items]
Number of tranches	2
Term of warrants	7 years
Percentage of consideration paid in the form of securities	90.00%
Adjustment to exercise price		$ 0.05
Class A warrant
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	1.5
Investment warrants, exercise price		$ 22.69
Class B warrant
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	1.5
Investment warrants, exercise price		$ 26.68

CORPORATE HEADQUARTERS RELOCATION AND LEASE EXIT COSTS - (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012
Restructuring Charges [Abstract]
Severance Costs		$ 2.2
Non-cash charge to SG&A expenses for lease exit costs	$ 0.4	$ 0.3

INCOME TAXES - Reconciliation of Effective Income Tax Rate (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Tax (benefit) expense at statutory rate	$ (10,328)	$ (3,825)
State income taxes	(1,552)	1
Nondeductible items	2,095	1,949
Valuation Allowance	6,165	1,719
Unrecognized tax benefit	(51)	(1,226)
Other	(89)	603
Income Tax Expense (Benefit)	$ (3,760)	$ (779)
Effective income tax rate	12.70%	7.10%

INCOME TAXES - Consolidated Federal and State Income Tax Provision (Benefit) From Continuing Operations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Current Federal Tax Expense (Benefit)	$ 0	$ (371)
Current State	304	(782)
Current Income Tax Expense (Benefit)	304	(1,153)
Deferred Federal	(3,623)	169
Deferred State	(441)	205
Deferred Income Tax Expense (Benefit)	(4,064)	374
Income Tax Expense (Benefit)	$ (3,760)	$ (779)

INCOME TAXES - Deferred Income Tax Liabilities and Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Liabilities, Gross [Abstract]
Property, plant and equipment, net	$ 17,212	$ 17,516
Derivatives	0	5,912
Total deferred tax liabilities	17,212	23,428
Deferred Tax Assets, Gross [Abstract]
Derivatives	2,176	0
Goodwill and other intangibles	11,822	14,962
Receivables	1,208	1,862
Inventory	3,275	4,483
Accrued insurance	3,972	4,370
Other accrued expenses	6,027	3,899
Capital loss carryforwards	4,232	5,315
Net operating loss carryforwards	28,683	25,934
Other	291	291
Total deferred tax assets	61,686	61,116
Less: Valuation allowance	(44,926)	(38,769)
Net deferred tax liabilities	452	1,081
Current deferred tax assets	2,835	4,573
Long-term deferred tax liabilities	$ 3,287	$ 5,654

INCOME TAXES - Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Beginning Balance	$ 6,556	$ 8,016
Additions for tax positions related to prior years	508	102
Reductions for tax positions of prior years		(844)
Reductions due to lapse of statute of limitations	(611)	(718)
Additions for tax positions related to current year	145
Ending Balance	$ 6,598	$ 6,556

INCOME TAXES - Textual (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Loss Carryforwards [Line Items]
Deferred tax assets, valuation allowance	$ 44,926,000	$ 38,769,000
Deferred tax liability	452,000	1,081,000
Operatin loss carryforwards subject to IRC section 382 limitaion	27,500,000	64,700,000
Deferred tax assets, operating loss carryforwards and credit carryforwards	33,200,000
Unrecognized tax benefits	6,598,000	6,556,000	8,016,000
Unrecognized tax benefits recognized	900,000
Unrecognized tax benefits, interest and penalties	(100,000)	(600,000)
Unrecognized tax benefits, interest and penalties accrued	200,000	300,000
Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 64,700,000

STOCK-BASED COMPENSATION - Restricted stock unit activity (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Unvested restricted stock units outstanding at beginning of period (in shares)	166,000	406,000
Unvested restricted stock units outstanding at beginning of period (in dollars per share)	$ 8.03	$ 8
Granted (in shares)	9,000	6,000
Granted (in dollars per share)	$ 5	$ 9.11
Vested (in shares)	(117,000)	(164,000)
Vested (in dollars per share)	$ 7.78	$ 8.01
Canceled (in shares)	(21,000)	(82,000)
Canceled (in dollars per share)	$ 7.99	$ 8
Unvested restricted stock awards outstanding at end of period (in shares)	37,000	166,000
Unvested restricted stock awards outstanding at end of period (in dollars per share)		$ 8.03
Restricted Stock Award
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Unvested restricted stock units outstanding at beginning of period (in shares)	750,000	0
Unvested restricted stock units outstanding at beginning of period (in dollars per share)	$ 4.74	$ 0
Granted (in shares)	492,000	836,000
Granted (in dollars per share)	$ 3.51	$ 4.87
Vested (in shares)	(112,000)	(86,000)
Vested (in dollars per share)	$ 6	$ 6
Canceled (in shares)	(60,000)	0
Canceled (in dollars per share)	$ 3.4	$ 0
Unvested restricted stock awards outstanding at end of period (in shares)	1,070,000	750,000
Unvested restricted stock awards outstanding at end of period (in dollars per share)	$ 4.18	$ 4.74

STOCK-BASED COMPENSATION - Activity (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Period Start, Number of Shares Outstanding - Options Outstanding	178	240
Period Start, Weighted Average Exercise Price - Options Outstanding	$ 17.23	$ 17.23
Number of Shares Underlying Options - Granted	0	5
Weighted- Average Exercise Price - Granted	$ 0	$ 17.23
Number of Shares Underlying Options - Exercised	0	0
Weighted- Average Exercise Price - Exercised	$ 0	$ 0
Number of Shares Underlying Options - Canceled	(71)	(67)
Weighted- Average Exercise Price - Canceled	$ 17.23	$ 17.23
Period End, Number of Shares Outstanding - Options Outstanding	107	178
Period End, Weighted Average Exercise Price - Options Outstanding	$ 17.23	$ 17.23
Number of Shares Outstanding - Options Exercisable	77	88
Weighted Average Exercise Price - Options Exercisable	$ 17.23	$ 17.23

STOCK-BASED COMPENSATION - Stock Options Outstanding (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 $12.00 - $12.00	Dec. 31, 2012 $15.00 - $15.00	Dec. 31, 2012 $22.69 - $22.69	Dec. 31, 2012 $26.68 - $26.68	Dec. 31, 2012 $12.00 - $26.68
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Outstanding - Options Outstanding	107	178	240	35	36	18	18	107
Weighted Average Remaining Contractual Life - Options Outstanding				6 years 6 months	6 years 6 months	6 years 6 months	6 years 6 months	6 years 6 months
Weighted Average Exercise Price - Options Outstanding	$ 17.23	$ 17.23	$ 17.23	$ 12	$ 15	$ 22.69	$ 26.68	$ 17.23
Number of Shares Outstanding - Options Exercisable	77	88		25	26	13	13	77
Weighted Average Exercise Price - Options Exercisable	$ 17.23	$ 17.23		$ 12	$ 15	$ 22.69	$ 26.68	$ 17.23
Range of exercise prices, Minimum				$ 12	$ 15	$ 22.69	$ 26.68	$ 12
Range of exercise prices, Maximum				$ 12	$ 15	$ 22.69	$ 26.68	$ 26.68

STOCK-BASED COMPENSATION - Textual (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended								3 Months Ended	12 Months Ended
	Dec. 31, 2012 Stock Compensation Plan	Dec. 31, 2011 Stock Compensation Plan	Dec. 31, 2012 Restricted Stock Units (RSUs)	Dec. 31, 2011 Restricted Stock Units (RSUs)	Dec. 31, 2012 Restricted Stock Award	Dec. 31, 2011 Restricted Stock Award	Dec. 31, 2012 Restricted Stock Award Minimum	Dec. 31, 2012 Restricted Stock Award Maximum	Dec. 31, 2010 Stock Options	Dec. 31, 2012 Stock Options	Dec. 31, 2012 Management Equity Incentive Plan	Dec. 31, 2012 Management and Employees Management Equity Incentive Plan	Dec. 31, 2012 Director Management Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance, percentage												9.50%	0.50%
Common stock reserved for future issuance											2,200,000
Number of shares available											500,000
Period from effective date which stock are required to be allocated to employees											30 days
Common stock available for delivery pursuant to awards required to be allocated to employees, percentage required											35.00%
Shares of common stock available for delivery pursuant to awards that were to be allocated to directors, percent											5.00%
Participants who receives restricted stock units receives an equal amount of incentive restricted stock units, right to receive shares of common stock shares of common stock			0.3502								0.3502
Stock compensation expense	$ 2.5	$ 2.1	$ 0.7	$ 1.4	$ 1.8	$ 0.6				$ 0.1
Total stock compensation expense not yet recognized	3.5	5
Period in which unrecognized stock compensation expense will be realized	1 year 2 months 12 days		4 months 20 days
Award vesting period			3 years				3 years	4 years
Percentage of plan that vest in relation to time					60.00%
Percentage of plan that vests based on performance					40.00%
Number of shares related to plan modification					200,000
Shares granted in period			9,000	6,000	492,000	836,000			245,000	0
Options outstaning and exercisable, intrinsic value										$ 0

NET (LOSS) EARNINGS PER SHARE - (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Convertible notes (in shares)	5,200,000
Restricted Stock Units, Restricted Stock and Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive shares	1,107,000	916,000
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive shares	107,000	178,000
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive shares	3,000,000	3,000,000

BUSINESS SEGMENTS - (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Total Reportable Segment Revenue									$ 505,804	$ 411,933
Revenue	134,909	147,046	138,177	110,915	117,788	132,554	117,439	78,023	531,047	445,804
Reportable Segment Adjusted EBITDA									45,628	25,408
Other products and eliminations income (loss) from operations									1,217	(14,432)
Depreciation, depletion and amortization for reportable segments									15,676	18,586
Interest expense, net									11,344	11,057
Gains (Losses) on Extinguishment of Debt									(2,630)	0
Derivative Instruments, Gain (Loss) Recognized in Income, Net									(19,725)	13,422
Corporate, other products and eliminations other income, net									2,973	1,138
Loss from continuing operations before income taxes									(29,509)	(10,929)
Capital Expenditures:									8,020	5,923
Identifiable Assets (as of December 31)	120,871				126,225				120,871	126,225
Ready- Mixed Concrete
Segment Reporting Information [Line Items]
Reportable Segment Adjusted EBITDA									41,486	22,205
Capital Expenditures:									5,232	5,197
Aggregate products
Segment Reporting Information [Line Items]
Sales to external customers									18,261	13,419
Segment Reporting Information, Intersegment Revenue									13,736	10,458
Reportable Segment Adjusted EBITDA									4,142	3,203
Capital Expenditures:									1,752	478
Other Products and Elimination
Segment Reporting Information [Line Items]
Revenue									25,243	33,871
Corporate Loss From Operations
Segment Reporting Information [Line Items]
Other products and eliminations income (loss) from operations									(30,057)	(22,274)
Depreciation, depletion and amortization for reportable segments									(12,549)	(14,610)
Interest expense, net									(11,344)	(11,057)
Gains (Losses) on Extinguishment of Debt									(2,630)	0
Derivative Instruments, Gain (Loss) Recognized in Income, Net									(19,725)	13,422
Corporate, other products and eliminations other income, net									1,052	236
Loss from continuing operations before income taxes									(29,509)	(10,929)
Other Products and Corporate Loss From Operations
Segment Reporting Information [Line Items]
Capital Expenditures:									1,036	248
Identifiable Assets (as of December 31)	11,086				21,428				11,086	21,428
Ready- Mixed Concrete
Segment Reporting Information [Line Items]
Revenue									473,767	387,979
Identifiable Assets (as of December 31)	75,469				69,508				75,469	69,508
Ready- Mixed Concrete | Ready- Mixed Concrete
Segment Reporting Information [Line Items]
Sales to external customers									473,767	387,979
Segment Reporting Information, Intersegment Revenue									40	77
Aggregate products
Segment Reporting Information [Line Items]
Revenue									18,261	13,419
Identifiable Assets (as of December 31)	34,316				35,289				34,316	35,289
Precast concrete products
Segment Reporting Information [Line Items]
Revenue									13,826	17,768
Building materials
Segment Reporting Information [Line Items]
Revenue									11,363	10,647
Lime
Segment Reporting Information [Line Items]
Revenue									6,762	6,531
Hauling
Segment Reporting Information [Line Items]
Revenue									4,729	6,169
Other
Segment Reporting Information [Line Items]
Revenue									2,339	3,291
Other products and eliminations income (loss) from operations									$ 116	$ (2,054)

RISK CONCENTRATION Narrative (Details) (Unionized Employees Concentration Risk [Member])	12 Months Ended
Dec. 31, 2012 employee
Concentration Risk [Line Items]
Concentration Risk, Percentage	32.70%
Entity Number of Employees	606
One Year Expiration [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	5.10%
Entity Number of Employees	94

COMMITMENTS AND CONTINGENCIES - (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2011 Multi Employer Pension Plan Civil Complaint	Dec. 31, 2012 Multi Employer Pension Plan Civil Complaint	Sep. 30, 2012 Multi Employer Pension Plan Civil Complaint	Apr. 30, 2010 Multi Employer Pension Plan Civil Complaint	Dec. 31, 2012 Insurance programs	Dec. 31, 2011 Insurance programs	Dec. 31, 2012 Performance Bonds
Loss Contingencies [Line Items]
Estimate of possible loss						$ 1.8			$ 55
Settlement agreement terms			pay the $1.8 million over three years plus interest
Settlement agreement payment period				3 years
Settlement agreement, consideration					1.8
Operating Leases, Rent Expense	13.8	12.6
Loss contingency deductible retentions per occurrence							1
Accrual of estimated losses							$ 9	$ 9.9

EMPLOYEE BENEFIT PLANS AND MULTI-EMPLOYER PENSION PLANS - Textual (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Potential maximum contribution stated as a percentage of employee compensation	60.00%
Employer matching contribution percentage	50.00%
Maximum matching as stated as a percentage of employee compensation	5.00%
Contributions by employer	$ 1	$ 0.6
Contributions as a percent of total contributions	5.00%

EMPLOYEE BENEFIT PLANS AND MULTI-EMPLOYER PENSION PLANS - (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Multiemployer Plans [Line Items]
Multiemployer Plan, Period Contributions	$ 4,947	$ 4,748
Western Conference Teamster Pension Plan
Multiemployer Plans [Line Items]
Multiemployer Plan, Period Contributions	2,514	2,382
Operating Engineers Pension Trust Fund
Multiemployer Plans [Line Items]
Multiemployer Plan, Period Contributions	534	511
Local 282 Pension Trust Fund
Multiemployer Plans [Line Items]
Multiemployer Plan, Period Contributions	584	508
Trucking Employees of New Jersey Pension Fund
Multiemployer Plans [Line Items]
Multiemployer Plan, Period Contributions	426	377
Westchester Teamsters Pension Fund
Multiemployer Plans [Line Items]
Multiemployer Plan, Period Contributions	150	190
Teamsters Local 445 Construction Division Pension Fund
Multiemployer Plans [Line Items]
Multiemployer Plan, Period Contributions	165	187
Pension Fund of OE 825
Multiemployer Plans [Line Items]
Multiemployer Plan, Period Contributions	124	129
Local No. 863 Pension Plan
Multiemployer Plans [Line Items]
Multiemployer Plan, Period Contributions	134	117
Other
Multiemployer Plans [Line Items]
Multiemployer Plan, Period Contributions	$ 316	$ 347

QUARTERLY SUMMARY (Details) (USD $)	3 Months Ended								6 Months Ended	12 Months Ended		21 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012
Quarterly Financial Information Disclosure [Abstract]
Revenue - continuing operations	$ 134,909,000	$ 147,046,000	$ 138,177,000	$ 110,915,000	$ 117,788,000	$ 132,554,000	$ 117,439,000	$ 78,023,000		$ 531,047,000	$ 445,804,000
Net income (loss)	(11,990,000)	(3,211,000)	(308,000)	(10,230,000)	854,000	9,609,000	2,548,000	(24,714,000)		(25,739,000)	(11,703,000)
Earnings Per Share, Basic	$ (0.98)	$ (0.26)	$ (0.03)	$ (0.84)	$ 0.07	$ 0.8	$ 0.21	$ (2.07)
Net income (loss) per share-diluted	$ (0.98)	$ (0.26)	$ (0.03)	$ (0.84)	$ 0.07	$ 0.67	$ 0.21	$ (2.07)
Amounts reclassified into cash usid in financing activities					1,500,000					(5,394,000)	4,412,000
Principal note payments related to asset aquisition								700,000
Principal note payments related to redemption								800,000
Amounts previously included in investing activities								$ 1,300,000	$ 1,400,000			$ 1,500,000

SUBSEQUENT EVENT (Details) (Subsequent Event, USD $)	Feb. 06, 2013
Subsequent Event [Line Items]
Terms of exchange transaction, amount of principal debt surrenered for new debt principal	$ 1,000
Terms of exchange transaction, amount of principal received for debt principal surrendered	1,260
New Notes [Member] | Senior Notes [Member]
Subsequent Event [Line Items]
Amount of debt to be surrendered in exchange transaction	69,300,000
Stated interest rate (in hundredths)	9.50%
Senior secured credit facility due 2015
Subsequent Event [Line Items]
Amount of debt to be received in exchange transaction	$ 55,000,000